Quarterly Holdings Report
for
Strategic Advisers® Income Opportunities Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
May 31, 2025
SRQ-NPRT1-0725
1.912886.114
Asset-Backed Securities - 0.7%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.7%
Ammc Clo 24 Ltd Series 2024-24A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.7695% 1/20/2035 (b)(c)(d)	150,000	148,139
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5224% 10/22/2037 (b)(c)(d)	100,000	100,978
Birch Grove Clo 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 7.0928% 4/22/2038 (b)(c)(d)	150,000	150,069
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 11.0195% 10/20/2037 (b)(c)(d)	100,000	100,450
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.2067% 10/25/2037 (b)(c)(d)	150,000	151,815
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 8.0205% 1/17/2038 (b)(c)(d)	100,000	99,491
Diameter Cap Clo 7 Ltd / Diameter Cap Clo 7 LLC Series 2024-7A Class D, CME Term SOFR 3 month Index + 6.1%, 10.3695% 7/20/2037 (b)(c)(d)	250,000	250,773
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 9.5334% 4/15/2038 (b)(c)(d)	200,000	201,934
Jamestown CLO XII Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.2%, 5.4695% 4/20/2032 (b)(c)(d)	1,782,231	1,782,211
Northwoods Cap Xv Ltd / Northwoods Cap Xv LLC Series 2025-15A Class A1RR, CME Term SOFR 3 month Index + 1.05%, 5.3547% 6/20/2034 (b)(c)(d)	1,000,000	994,489
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 9.8695% 10/20/2037 (b)(c)(d)	100,000	100,935
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.3961% 2/15/2038 (b)(c)(d)	100,000	99,785
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 8.9561% 1/15/2033 (b)(c)(d)	250,000	247,645
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 10.2561% 10/15/2039 (b)(c)(d)	125,000	127,056
Sculptor Clo Xxviii Ltd Series 2025-28A Class AR, CME Term SOFR 3 month Index + 1.06%, 5.3295% 1/20/2035 (b)(c)(d)	1,000,000	994,757
Sound PT Clo Xxix Ltd / Sound PT Clo Xxix LLC Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3316%, 5.6134% 4/25/2034 (b)(c)(d)	2,250,000	2,256,568
TICP CLO VII Ltd Series 2024-7A Class ASR2, CME Term SOFR 3 month Index + 1.3%, 5.5561% 4/15/2033 (b)(c)(d)	2,500,000	2,501,690
Trinitas Clo Ltd Series 2024-26A Class A1, CME Term SOFR 3 month Index + 1.69%, 5.9595% 1/20/2035 (b)(c)(d)	2,300,000	2,300,001
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		12,608,786
UNITED STATES - 0.0%
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 9.8061% 10/15/2036 (b)(c)(d)	150,000	151,118
TOTAL ASSET-BACKED SECURITIES (Cost $12,742,418)		12,759,904

Bank Loan Obligations - 2.6%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Xplore Inc /NB 1LN, term loan CME Term SOFR 3 month Index + 1.5%, 0% 10/24/2031 (b)(c)(e)(f)	375,657	292,074
Xplore Inc/CA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.5%, 0% 10/24/2029 (b)(c)(e)(f)	108,777	104,064
		396,138
Information Technology - 0.0%
Software - 0.0%
DH Corporation/Societe DH 1LN, term loan CME Term SOFR 3 month Index + 7.25%, 11.428% 9/13/2029 (b)(c)(e)(g)	6,648	6,648
TOTAL CANADA		402,786
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 5/22/2030 (b)(c)(e)(f)	375,000	370,313
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.7561% 8/15/2028 (b)(c)(e)	510,081	468,556
Media - 0.0%
Numericable US LLC Tranche B-13 1LN, term loan CME Term SOFR 6 month Index + 4%, 10.5% 8/14/2026 (b)(c)(e)	44,885	39,961
TOTAL FRANCE		508,517
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.2561% 10/31/2027 (b)(c)(e)	418,304	346,670
NETHERLANDS - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5608% 8/30/2028 (b)(c)(e)	272,409	200,220
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8327% 11/15/2030 (b)(c)(e)	393,500	366,152
UNITED KINGDOM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect US FinCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8268% 9/27/2029 (b)(c)(e)	494,566	450,366
UNITED STATES - 2.6%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.2%
Cablevision Lightpath LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3287% 11/30/2027 (b)(c)(e)	173,206	172,882
Connect Holding II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 10.0451% 10/3/2031 (b)(c)(e)	55,430	41,988
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 4/3/2031 (b)(c)(e)(f)	316,571	291,147
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 4/3/2031 (b)(c)(e)(f)	248,429	228,478
Level 3 Financing Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 3/27/2032 (b)(c)(e)(f)	150,000	150,750
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7913% 4/16/2029 (b)(c)(e)	568,929	562,847
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7913% 4/15/2030 (b)(c)(e)	786,487	777,859
Zayo Group Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4413% 3/9/2027 (b)(c)(e)	515,000	490,785
		2,716,736
Interactive Media & Services - 0.0%
Main Street Sports Group LLC Tranche EXIT 1LN, term loan 0% 1/2/2028 (e)(f)	512,978	460,080
Media - 0.3%
CSC Holdings LLC Tranche B-5 1LN, term loan Prime Rate + 2.5%, 9% 4/15/2027 (b)(c)(e)	862,267	845,022
CSC Holdings LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8287% 1/18/2028 (b)(c)(e)	2,256,814	2,225,783
iHeartCommunications Inc 1LN, term loan CME Term SOFR 1 month Index + 5.775%, 0% 5/1/2029 (b)(c)(e)(f)	149,625	122,364
Radiate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 8.0496% 9/25/2026 (b)(c)(e)	2,016,728	1,769,437
Townsquare Media Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3244% 2/13/2030 (b)(c)(e)	500,000	452,500
		5,415,106
TOTAL COMMUNICATION SERVICES		8,591,922

Consumer Discretionary - 0.4%
Automobile Components - 0.1%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 5/6/2030 (b)(c)(e)	174,781	173,645
First Brands Group LLC 2LN, term loan CME Term SOFR 3 month Index + 8.5%, 0% 3/30/2028 (b)(c)(e)(f)	506,000	455,400
Tenneco Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 11/17/2028 (b)(c)(e)(f)	385,676	371,757
		1,000,802
Broadline Retail - 0.0%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8992% 6/18/2029 (b)(c)(e)	393,290	372,641
Diversified Consumer Services - 0.1%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5618% 3/4/2028 (b)(c)(e)	1,082,008	921,287
TKC Holdings Inc 1LN, term loan 13.5% 2/15/2027 (c)(e)	339,572	311,982
		1,233,269
Hotels, Restaurants & Leisure - 0.1%
Eagle Parent Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5492% 4/2/2029 (b)(c)(e)	292,150	283,751
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0768% 1/28/2032 (b)(c)(e)	220,000	218,020
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0297% 10/31/2031 (b)(c)(e)	209,499	194,049
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5608% 6/1/2028 (b)(c)(e)	314,430	305,588
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5413% 12/30/2026 (b)(c)(e)	947,624	910,193
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0413% 12/30/2026 (b)(c)(e)	49,740	48,123
		1,959,724
Household Durables - 0.1%
SWF Holdings I Corp Tranche A1 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 0% 12/19/2029 (b)(c)(e)(f)	53,571	53,438
SWF Holdings I Corp Tranche A2 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 10/6/2028 (b)(c)(e)(f)	565,150	449,650
SWF Holdings I Corp Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 0% 12/19/2029 (b)(c)(e)(f)	71,429	71,250
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6768% 6/29/2028 (b)(c)(e)	455,864	400,901
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6913% 10/30/2027 (b)(c)(e)	291,575	288,797
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6768% 10/30/2027 (b)(c)(e)	104,513	103,903
		1,367,939
Specialty Retail - 0.0%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1752% 6/6/2031 (b)(c)(e)	538,889	482,500
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0259% 9/4/2029 (b)(c)(e)	99,375	88,710
		571,210
TOTAL CONSUMER DISCRETIONARY		6,505,585

Consumer Staples - 0.0%
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 15.4685% 8/2/2028 (b)(c)(e)	15,133	13,998
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.409% 8/2/2028 (b)(c)(e)	4,410	4,079
		18,077
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Hilcorp Energy I LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3327% 2/11/2030 (b)(c)(e)	100,000	99,708
Mesquite Energy Inc 1LN, term loan 0% (c)(e)(f)(g)(h)	373,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (b)(c)(e)(f)(g)(h)	864,602	0
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.7948% 10/30/2028 (b)(c)(e)	1,515,000	819,782
		919,490
Financials - 0.5%
Capital Markets - 0.0%
AssuredPartners Inc Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 2/14/2031 (b)(c)(e)	100,000	100,130
Edelman Financial Engines Center LLC/The 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 10/6/2028 (b)(c)(e)(f)	145,036	144,403
		244,533
Financial Services - 0.0%
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 5/30/2032 (b)(c)(e)(f)	135,000	133,649
MPH Acquisition Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 0% 12/31/2030 (b)(c)(e)(f)	159,120	156,269
MPH Acquisition Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4.6%, 0% 12/31/2030 (b)(c)(e)(f)	100,250	87,886
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.072% 2/20/2032 (b)(c)(e)	305,000	302,045
		679,849
Insurance - 0.5%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 11/6/2030 (b)(c)(e)	298,502	296,326
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6913% 1/31/2028 (b)(c)(e)	1,716,000	1,653,795
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6913% 1/20/2029 (b)(c)(e)	5,085,481	4,808,984
Asurion LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6913% 12/23/2026 (b)(c)(e)	375,000	374,505
TIH Insurance Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0492% 5/6/2032 (b)(c)(e)	1,160,000	1,160,000
		8,293,610
TOTAL FINANCIALS		9,217,992

Health Care - 0.1%
Health Care Providers & Services - 0.1%
Cano Health LLC 1LN, term loan CME Term SOFR 3 month Index + 1%, 13.7992% 6/28/2029 (b)(c)(e)	115,057	101,826
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.3268% 9/24/2031 (b)(c)(e)	160,000	156,574
ModivCare Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0492% 7/1/2031 (b)(c)(e)	158,802	106,574
Owens & Minor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 4/2/2030 (b)(c)(e)(f)	290,000	287,825
Radiology Partners Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.0914% 1/31/2029 (b)(c)(e)	336,245	333,071
		985,870
Health Care Technology - 0.0%
athenahealth Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 2/15/2029 (b)(c)(e)	49,872	49,631
Pharmaceuticals - 0.0%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.5869% 10/8/2030 (b)(c)(e)	500,000	473,820
TOTAL HEALTH CARE		1,509,321

Industrials - 0.1%
Building Products - 0.0%
Oscar Acquisitionco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5492% 4/29/2029 (b)(c)(e)	110,000	98,973
Commercial Services & Supplies - 0.0%
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7759% 8/1/2030 (b)(c)(e)	196,086	162,996
GFL Environmental Services Inc/ON Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8185% 3/3/2032 (b)(c)(e)	125,000	124,336
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3297% 4/11/2029 (b)(c)(e)	373,274	348,429
		635,761
Electrical Equipment - 0.0%
GrafTech Global Enterprises Inc Tranche NEW $ 1LN, term loan CME Term SOFR 1 month Index + 6%, 10.3028% 12/21/2029 (b)(c)(e)	116,667	115,866
GrafTech Global Enterprises Inc Tranche NEW $ 1LN, term loan CME Term SOFR 1 month Index + 6%, 3.75% 12/21/2029 (b)(c)(e)	66,667	66,208
		182,074
Passenger Airlines - 0.0%
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0476% 4/1/2031 (b)(c)(e)	75,000	74,938
Professional Services - 0.1%
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0768% 12/29/2028 (b)(c)(e)	268,251	247,797
Corelogic Inc 2LN, term loan CME Term SOFR 1 month Index + 6.5%, 0% 6/4/2029 (b)(c)(e)(f)	304,903	294,612
Nielsen Holdings Ltd 2LN, term loan 3 month U.S. LIBOR + 0%, 0% 10/11/2029 (b)(c)(e)(f)	280,000	273,000
		815,409
Trading Companies & Distributors - 0.0%
Foundation Building Materials Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.791% 1/31/2028 (b)(c)(e)	129,832	125,602
Foundation Building Materials Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2798% 1/29/2031 (b)(c)(e)	20,947	19,635
Foundation Building Materials Inc Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 1/29/2031 (b)(c)(e)(f)	50,000	47,000
		192,237
TOTAL INDUSTRIALS		1,999,392

Information Technology - 0.6%
Communications Equipment - 0.0%
CommScope LLC 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5768% 12/17/2029 (b)(c)(e)	355,000	358,057
Viasat Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 0% 5/30/2030 (b)(c)(e)(f)	74,810	69,656
		427,713
Electronic Equipment, Instruments & Components - 0.0%
Likewize Corp 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% 8/27/2029 (b)(c)(e)(f)	197,500	189,600
IT Services - 0.1%
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0177% 2/12/2029 (b)(c)(e)	30,000	24,188
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5177% 2/10/2028 (b)(c)(e)	375,439	351,741
X Corp 1LN, term loan 9.5% 10/26/2029 (e)	1,610,000	1,601,692
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.9492% 10/26/2029 (b)(c)(e)	359,452	355,807
		2,333,428
Software - 0.4%
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.1768% 12/10/2029 (b)(c)(e)	797,292	790,563
BMC Software Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3327% 7/30/2031 (b)(c)(e)	75,000	74,426
Central Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5492% 7/6/2029 (b)(c)(e)	285,000	253,191
Dcert Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3268% 10/16/2026 (b)(c)(e)	1,106,955	1,091,215
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.3268% 2/19/2029 (b)(c)(e)	130,000	112,125
Ellucian Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0768% 11/22/2032 (b)(c)(e)	877,039	886,906
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 10/9/2029 (b)(c)(e)	175,000	175,124
Finastra USA Inc 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.428% 9/13/2029 (b)(c)(e)(g)	284,664	284,664
Leia Finco US LLC 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.4576% 10/9/2032 (b)(c)(e)	85,000	82,833
McAfee Corp 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3285% 3/1/2029 (b)(c)(e)	306,076	293,986
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.2913% 6/2/2028 (b)(c)(e)	269,226	260,539
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 2%, 13.4327% 6/4/2029 (b)(c)(e)	195,000	187,383
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 9.3073% 5/8/2033 (b)(c)(e)	1,075,713	1,059,577
RealPage Inc 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0492% 4/24/2028 (b)(c)(e)	24,523	24,500
Skillsoft US LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 0% 7/14/2028 (b)(c)(e)(f)	430,595	376,926
		5,953,958
Technology Hardware, Storage & Peripherals - 0.1%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3215% 2/20/2032 (b)(c)(e)	1,045,000	1,029,325
TOTAL INFORMATION TECHNOLOGY		9,934,024

Materials - 0.2%
Chemicals - 0.1%
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.5943% 6/9/2028 (b)(c)(e)	59,231	48,520
American Rock Salt Co LLC Tranche 1ST OUT DD TL 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 2% 6/9/2028 (b)(c)(e)(i)	18,632	18,632
American Rock Salt Co LLC Tranche 1ST OUT TL B 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 11.5943% 6/9/2028 (b)(c)(e)	17,414	17,414
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.3242% 7/3/2028 (b)(c)(e)	319,026	302,641
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3252% 3/15/2029 (b)(c)(e)	376,248	373,494
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.8643% 3/15/2030 (b)(c)(e)	28,235	27,115
Iris Holding Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 6/28/2028 (b)(c)(e)(f)	324,601	310,117
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0326% 8/25/2031 (b)(c)(e)	494,182	472,561
TPC Group Inc 1LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.9524% 12/16/2031 (b)(c)(e)	485,000	464,790
Venator Finance Sarl Tranche EXIT 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% 10/12/2028 (b)(c)(e)(f)	487,119	395,784
		2,431,068
Construction Materials - 0.0%
Eco Material Technologies Inc 1LN, term loan CME Term SOFR 6 month Index + 3.25%, 7.4666% 2/12/2032 (b)(c)(e)	221,000	220,724
Quikrete Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 2/10/2032 (b)(c)(e)	125,000	124,375
		345,099
Metals & Mining - 0.1%
Vibrantz Technologies Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 0% 4/23/2029 (b)(c)(e)(f)	1,043,025	915,912
Paper & Forest Products - 0.0%
Treasure Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.9061% 11/4/2031 (b)(c)(e)	99,750	96,424
TOTAL MATERIALS		3,788,503

Utilities - 0.1%
Electric Utilities - 0.0%
Heritage Power LLC 1LN, term loan 0% 7/20/2028 (c)(e)(f)	186,835	184,033
Independent Power and Renewable Electricity Producers - 0.1%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.7992% 3/29/2030 (b)(c)(e)	574,468	567,287
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1913% 3/24/2028 (b)(c)(e)	612,473	607,303
		1,174,590
TOTAL UTILITIES		1,358,623

TOTAL UNITED STATES		43,842,929
TOTAL BANK LOAN OBLIGATIONS (Cost $48,383,314)		46,487,953

Common Stocks - 0.8%
	Shares	Value ($)
CANADA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Stonepeak Falcon Holdings Inc (g)	22,163	58,711
JAMAICA - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Digicel Ltd (g)(j)	302,425	1,678,459
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Intelsat SA/Luxembourg (g)	17,987	648,072
UNITED STATES - 0.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Xplore Inc (g)	1,605	0
Media - 0.1%
Main Street Sports Group (g)	78,109	1,109,773
Main Street Sports Group warrants 6/30/2026 (g)(j)	144,700	62,894
		1,172,667
TOTAL COMMUNICATION SERVICES		1,172,667

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Expand Energy Corp	1,939	225,176
Mesquite Energy Inc (g)(j)	46,770	4,091,471
New Fortress Energy Inc	10,652	26,523
		4,343,170
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Bausch + Lomb Corp (United States) (j)	26,155	299,998
Health Care Providers & Services - 0.0%
Cano Health LLC (g)(j)	18,393	232,304
Cano Health LLC warrants (g)(j)	938	4,202
		236,506
TOTAL HEALTH CARE		536,504

Industrials - 0.0%
Passenger Airlines - 0.0%
Spirit Aviation Holdings Inc	1,608	9,632
Spirit Aviation Holdings Inc	1,426	8,542
		18,174
Information Technology - 0.1%
IT Services - 0.1%
GTT Communications Inc (g)(j)	24,499	1,123,769
Materials - 0.2%
Chemicals - 0.2%
TPC Group Inc (g)(k)	127,050	2,659,157
Venator Materials PLC (g)(j)	1,499	299,800
		2,958,957
Metals & Mining - 0.0%
Constellium SE (j)	13,102	159,058
TOTAL MATERIALS		3,118,015

Utilities - 0.1%
Electric Utilities - 0.1%
Heritage Power LLC (g)(j)	25,111	1,393,661
Heritage Power LLC (d)(g)(j)	1,104	61,272
Heritage Power LLC (g)(j)	28,900	14,450
		1,469,383
Gas Utilities - 0.0%
Ferrellgas Partners LP Class B (g)(j)	5,047	653,636
TOTAL UTILITIES		2,123,019

TOTAL UNITED STATES		12,435,318
TOTAL COMMON STOCKS (Cost $11,834,633)		14,820,560

Convertible Corporate Bonds - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Communication Services - 0.1%
Interactive Media & Services - 0.0%
Snap Inc 0.125% 3/1/2028	605,000	520,300
Media - 0.1%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	784,673	753,108
TOTAL COMMUNICATION SERVICES		1,273,408

Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rivian Automotive Inc 4.625% 3/15/2029	320,000	340,800
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
MKS Inc 1.25% 6/1/2030	277,000	253,204
ON Semiconductor Corp 0% 5/1/2027 (l)	242,000	261,070
Wolfspeed Inc 1.875% 12/1/2029	1,185,000	213,299
		727,573
Software - 0.0%
Core Scientific Inc 0% 6/15/2031 (d)(l)	493,000	458,490
Core Scientific Inc 3% 9/1/2029 (d)	40,000	51,000
		509,490
TOTAL INFORMATION TECHNOLOGY		1,237,063

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 0.25% 6/15/2026	494,000	466,583
Redfin Corp 0.5% 4/1/2027	800,000	711,040
		1,177,623
Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027	219,000	227,213
TOTAL UNITED STATES		4,256,107
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $4,622,663)		4,256,107

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Ares Management Corp 6.75% Series B	12,780	669,928
Financial Services - 0.0%
Acrisure Holdings Inc Series A-2 (g)	16,926	407,578
TOTAL FINANCIALS		1,077,506

Industrials - 0.0%
Aerospace & Defense - 0.0%
Boeing Co Series A, 6%	10,630	720,820
TOTAL UNITED STATES		1,798,326
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,546,634)		1,798,326

Fixed-Income Funds - 53.3%
	Shares	Value ($)
Artisan High Income Fund Investor Shares	27,544,162	252,579,968
BlackRock High Yield Portfolio Class K	29,376,122	208,570,467
Eaton Vance Income Fund of Boston Class A	20,900,781	108,684,062
Fidelity Capital & Income Fund (m)	20,767,768	211,415,877
iShares Broad USD High Yield Corporate Bond ETF	50,600	1,873,718
NYLI MacKay High Yield Corporate Bond Fund Class A	14,737,363	76,192,168
Vanguard High-Yield Corporate Fund Admiral Shares	14,387,396	78,555,181
TOTAL FIXED-INCOME FUNDS (Cost $886,335,453)		937,871,441

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
Puerto Rico - 0.1%
Other - 0.1%
Puerto Rico Comwlth Gen. Oblig. 0% 11/1/2043 (c) (Cost $1,263,388)	2,151,263	1,290,758
TOTAL MUNICIPAL SECURITIES (Cost $1,263,388)		1,290,758

Non-Convertible Corporate Bonds - 39.2%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Coronado Finance Pty Ltd 9.25% 10/1/2029 (d)		225,000	167,248
Materials - 0.1%
Metals & Mining - 0.1%
FMG Resources August 2006 Pty Ltd 4.375% 4/1/2031 (d)		100,000	91,803
Mineral Resources Ltd 8% 11/1/2027 (d)		470,000	469,552
Mineral Resources Ltd 8.125% 5/1/2027 (d)		455,000	455,348
Mineral Resources Ltd 8.5% 5/1/2030 (d)		440,000	435,819
Mineral Resources Ltd 9.25% 10/1/2028 (d)		465,000	474,436
			1,926,958
TOTAL AUSTRALIA			2,094,206
AUSTRIA - 0.0%
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Benteler International AG 10.5% 5/15/2028 (d)		495,000	520,077
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (d)		270,000	253,036
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenet Finance Luxembourg Notes Sarl 5.5% 3/1/2028 (d)		200,000	197,000
BRAZIL - 0.1%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Yinson Boronia Production BV 8.947% 7/31/2042 (d)		188,324	196,049
Materials - 0.1%
Metals & Mining - 0.1%
ERO Copper Corp 6.5% 2/15/2030 (d)		812,000	798,805
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (c)(d)		348,936	338,032
			1,136,837
TOTAL BRAZIL			1,332,886
CAMEROON - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Golar LNG Ltd 7% 10/20/2025 (d)		335,000	335,191
Golar LNG Ltd 7.75% 9/19/2029 (d)(n)		600,000	600,000

TOTAL CAMEROON			935,191
CANADA - 1.6%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc 7% 4/15/2055 (c)		773,000	779,051
Rogers Communications Inc 7.125% 4/15/2055 (c)		1,108,000	1,109,607
			1,888,658
Consumer Discretionary - 0.3%
Automobiles - 0.0%
New Flyer Holdings Inc 0% 7/1/2030 (d)(o)		210,000	210,000
Distributors - 0.0%
RB Global Holdings Inc 6.75% 3/15/2028 (d)		210,000	214,474
RB Global Holdings Inc 7.75% 3/15/2031 (d)		490,000	512,933
			727,407
Hotels, Restaurants & Leisure - 0.2%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (d)		1,654,000	1,521,131
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (d)		405,000	407,337
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (d)		99,000	100,963
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (d)		355,000	350,916
			2,380,347
Household Durables - 0.1%
Brookfield Residential Properties Inc / Brookfield Residential US LLC 4.875% 2/15/2030 (d)		529,000	460,230
Brookfield Residential Properties Inc / Brookfield Residential US LLC 5% 6/15/2029 (d)		175,000	156,584
Brookfield Residential Properties Inc / Brookfield Residential US LLC 6.25% 9/15/2027 (d)		563,000	554,273
Empire Communities Corp 9.75% 5/1/2029 (d)		275,000	276,031
			1,447,118
TOTAL CONSUMER DISCRETIONARY			4,764,872

Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc 10.75% 6/30/2032 (d)		635,000	423,925
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (d)		440,000	384,855
			808,780
Energy - 0.2%
Energy Equipment & Services - 0.0%
Precision Drilling Corp 6.875% 1/15/2029 (d)		130,000	124,841
Precision Drilling Corp 7.125% 1/15/2026 (d)		109,000	108,878
			233,719
Oil, Gas & Consumable Fuels - 0.2%
Baytex Energy Corp 7.375% 3/15/2032 (d)		205,000	186,090
MEG Energy Corp 5.875% 2/1/2029 (d)		61,000	60,685
Parkland Corp 4.5% 10/1/2029 (d)		280,000	264,409
Parkland Corp 4.625% 5/1/2030 (d)		1,525,000	1,432,865
Parkland Corp 6.625% 8/15/2032 (d)		185,000	185,410
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (c)(d)		1,047,000	1,044,039
South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/1/2055 (c)(d)		125,000	126,170
Vermilion Energy Inc 6.875% 5/1/2030 (d)		905,000	823,635
			4,123,303
TOTAL ENERGY			4,357,022

Financials - 0.1%
Consumer Finance - 0.0%
goeasy Ltd 6.875% 5/15/2030 (d)		135,000	133,310
goeasy Ltd 7.375% 10/1/2030 (d)		145,000	144,871
goeasy Ltd 7.625% 7/1/2029 (d)		225,000	227,312
goeasy Ltd 9.25% 12/1/2028 (d)		35,000	36,758
			542,251
Insurance - 0.1%
Jones Deslauriers Insurance Management Inc 10.5% 12/15/2030 (d)		435,000	466,636
Jones Deslauriers Insurance Management Inc 8.5% 3/15/2030 (d)		800,000	840,131
			1,306,767
TOTAL FINANCIALS			1,849,018

Industrials - 0.2%
Aerospace & Defense - 0.2%
Bombardier Inc 6% 2/15/2028 (d)		1,000,000	999,346
Bombardier Inc 6.75% 6/15/2033 (d)		230,000	233,223
Bombardier Inc 7% 6/1/2032 (d)		130,000	132,953
Bombardier Inc 7.25% 7/1/2031 (d)		435,000	448,594
Bombardier Inc 7.5% 2/1/2029 (d)		575,000	595,161
Bombardier Inc 7.875% 4/15/2027 (d)		173,000	173,795
Bombardier Inc 8.75% 11/15/2030 (d)		400,000	429,323
			3,012,395
Commercial Services & Supplies - 0.0%
Wrangler Holdco Corp 6.625% 4/1/2032 (d)		395,000	407,395
TOTAL INDUSTRIALS			3,419,790

Information Technology - 0.1%
Software - 0.1%
Dye & Durham Ltd 8.625% 4/15/2029 (d)		1,561,000	1,619,357
Open Text Corp 3.875% 2/15/2028 (d)		205,000	196,371
Open Text Holdings Inc 4.125% 12/1/2031 (d)		300,000	271,814
Open Text Holdings Inc 4.125% 2/15/2030 (d)		415,000	387,424
			2,474,966
Materials - 0.5%
Chemicals - 0.2%
Methanex Corp 5.125% 10/15/2027		931,000	923,085
Methanex Corp 5.25% 12/15/2029		465,000	451,009
Methanex Corp 5.65% 12/1/2044		1,037,000	795,774
NOVA Chemicals Corp 4.25% 5/15/2029 (d)		780,000	745,707
NOVA Chemicals Corp 7% 12/1/2031 (d)		165,000	172,562
NOVA Chemicals Corp 9% 2/15/2030 (d)		40,000	43,065
			3,131,202
Containers & Packaging - 0.1%
Cascades Inc/Cascades USA Inc 5.375% 1/15/2028 (d)		550,000	541,786
Intelligent Packaging Ltd Finco Inc / Intelligent Packaging Ltd Co-Issuer LLC 6% 9/15/2028 (d)		437,000	436,862
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo US LLC 9.5% 5/15/2030 (d)		720,000	715,922
			1,694,570
Metals & Mining - 0.2%
Capstone Copper Corp 6.75% 3/31/2033 (d)		445,000	444,918
Hudbay Minerals Inc 4.5% 4/1/2026 (d)		670,000	664,047
Hudbay Minerals Inc 6.125% 4/1/2029 (d)		1,359,000	1,362,414
New Gold Inc 6.875% 4/1/2032 (d)		75,000	76,614
Taseko Mines Ltd 8.25% 5/1/2030 (d)		90,000	92,469
			2,640,462
TOTAL MATERIALS			7,466,234

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Mattamy Group Corp 4.625% 3/1/2030 (d)		1,100,000	1,035,518
Utilities - 0.0%
Gas Utilities - 0.0%
Superior Plus LP / Superior General Partner Inc 4.5% 3/15/2029 (d)		315,000	299,461
Independent Power and Renewable Electricity Producers - 0.0%
TransAlta Corp 7.75% 11/15/2029		235,000	244,850
TOTAL UTILITIES			544,311

TOTAL CANADA			28,609,169
CHILE - 0.0%
Communication Services - 0.0%
Media - 0.0%
VTR Finance NV 6.375% 7/15/2028 (d)		426,000	406,165
Industrials - 0.0%
Construction & Engineering - 0.0%
ATP Tower Holdings / Andean Telecom Partners Chile SpA / Andean Tower Partners C 7.875% 2/3/2030 (d)		240,000	240,171
TOTAL CHILE			646,336
COLOMBIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% 11/24/2028 (d)		740,000	338,920
Gran Tierra Energy Inc 9.5% 10/15/2029 (d)		371,000	259,700
			598,620
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enfragen Energia Sur SA 5.375% 12/30/2030 (d)		440,000	380,490
TOTAL COLOMBIA			979,110
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mine Ltd 7.875% 1/23/2030 (d)		290,000	282,352
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Leisure Products - 0.1%
Amer Sports Co 6.75% 2/16/2031 (d)		910,000	946,141
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (d)		370,000	348,613
TOTAL FINLAND			1,294,754
FRANCE - 0.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Altice France SA 5.125% 1/15/2029 (d)		642,000	539,621
Altice France SA 5.125% 7/15/2029 (d)		1,451,000	1,224,373
Altice France SA 5.5% 1/15/2028 (d)		135,000	116,210
Altice France SA 5.5% 10/15/2029 (d)		215,000	182,662
Iliad Holding SASU 7% 10/15/2028 (d)		425,000	431,764
Iliad Holding SASU 7% 4/15/2032 (d)		480,000	483,086
Iliad Holding SASU 8.5% 4/15/2031 (d)		695,000	732,053
			3,709,769
Consumer Staples - 0.1%
Personal Care Products - 0.1%
Opal Bidco SAS 6.5% 3/31/2032 (d)		1,285,000	1,283,963
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA 7.5% 4/15/2032 (d)		839,000	875,336
Viridien 10% 10/15/2030 (d)		250,000	235,918
			1,111,254
Industrials - 0.0%
Machinery - 0.0%
Loxam SAS 6.375% 5/31/2029 (d)	EUR	190,000	225,301
Materials - 0.0%
Chemicals - 0.0%
SPCM SA 3.375% 3/15/2030 (d)		200,000	182,572
TOTAL FRANCE			6,512,859
GERMANY - 0.2%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
ZF North America Capital Inc 6.75% 4/23/2030 (d)		325,000	308,662
ZF North America Capital Inc 6.875% 4/14/2028 (d)		85,000	84,241
ZF North America Capital Inc 6.875% 4/23/2032 (d)		155,000	141,996
ZF North America Capital Inc 7.125% 4/14/2030 (d)		85,000	81,947
			616,846
Industrials - 0.2%
Machinery - 0.2%
TK Elevator Holdco GmbH 6.625% 7/15/2028 (n)	EUR	1,332,000	1,516,201
TK Elevator US Newco Inc 5.25% 7/15/2027 (d)		1,261,000	1,249,061
			2,765,262
TOTAL GERMANY			3,382,108
GHANA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Kosmos Energy Ltd 7.125% 4/4/2026 (d)		430,000	413,230
Kosmos Energy Ltd 7.5% 3/1/2028 (d)		100,000	81,656
Kosmos Energy Ltd 7.75% 5/1/2027 (d)		46,000	39,955
Kosmos Energy Ltd 8.75% 10/1/2031 (d)		220,000	167,246
Tullow Oil PLC 10.25% 5/15/2026 (d)		510,000	441,201

TOTAL GHANA			1,143,288
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (d)		400,000	404,494
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA 4.5% 4/27/2031 (d)		155,000	137,950
Millicom International Cellular SA 5.125% 1/15/2028 (d)		130,500	127,727
Millicom International Cellular SA 7.375% 4/2/2032 (d)		100,000	101,087

TOTAL GUATEMALA			366,764
HONG KONG - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (d)		170,000	156,787
IRELAND - 0.2%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Treasury DAC 5.875% 6/4/2031 (d)(o)		630,000	633,150
Financials - 0.2%
Consumer Finance - 0.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (c)		266,000	262,191
Financial Services - 0.2%
GGAM Finance Ltd 5.875% 3/15/2030 (d)		510,000	506,966
GGAM Finance Ltd 6.875% 4/15/2029 (d)		300,000	305,606
GGAM Finance Ltd 8% 2/15/2027 (d)		598,000	615,334
GGAM Finance Ltd 8% 6/15/2028 (d)		795,000	835,161
TrueNoord Capital DAC 8.75% 3/1/2030 (d)		290,000	300,741
			2,563,808
TOTAL FINANCIALS			2,825,999

Industrials - 0.0%
Air Freight & Logistics - 0.0%
AerCap Global Aviation Trust 6.5% 6/15/2045 (c)(d)		155,000	155,162
TOTAL IRELAND			3,614,311
ISRAEL - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energean Israel Finance Ltd 4.875% 3/30/2026 (d)(n)		120,000	118,287
Energean Israel Finance Ltd 5.375% 3/30/2028 (d)(n)		210,000	199,289
Energean Israel Finance Ltd 5.875% 3/30/2031 (d)(n)		145,000	133,110
Energean PLC 6.5% 4/30/2027 (d)		385,000	376,338
			827,024
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Finance Netherlands III BV 4.1% 10/1/2046		384,000	268,287
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032		380,000	383,399
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028		440,000	454,958
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		435,000	469,332
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030		630,000	636,267
			2,212,243
TOTAL ISRAEL			3,039,267
ITALY - 0.1%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Inter Media and Communication SpA 6.75% 2/9/2027 (n)	EUR	446,881	514,389
Financials - 0.1%
Banks - 0.1%
Intesa Sanpaolo SpA 4.198% 6/1/2032 (c)(d)		200,000	180,194
Intesa Sanpaolo SpA 4.95% 6/1/2042 (c)(d)		200,000	157,617
UniCredit SpA 5.459% 6/30/2035 (c)(d)		254,000	248,441
			586,252
TOTAL ITALY			1,100,641
JAMAICA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Digicel Group Holdings Ltd 0% 12/31/2030 (d)(g)(p)		34,870	1,430
Digicel Group Holdings Ltd 0% 12/31/2030 (d)(g)(p)		24,622	122
Digicel Intermediate Holdings Ltd / Digicel International Finance Ltd / Difl US 12% 5/25/2027 pay-in-kind (c)		133,046	133,379
Digicel Midco Ltd / Difl US II LLC 10.5% 11/25/2028 pay-in-kind (c)		25,196	24,409

TOTAL JAMAICA			159,340
JAPAN - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Nissan Motor Co Ltd 4.81% 9/17/2030 (d)		295,000	271,624
LUXEMBOURG - 0.3%
Communication Services - 0.2%
Media - 0.1%
Altice Financing SA 5% 1/15/2028 (d)		600,000	469,787
Altice Financing SA 5.75% 8/15/2029 (d)		1,451,000	1,109,062
Altice Financing SA 9.625% 7/15/2027 (d)		600,000	526,854
Altice France Holding SA 6% 2/15/2028 (d)		485,000	176,625
			2,282,328
Wireless Telecommunication Services - 0.1%
Intelsat Jackson Holdings SA 6.5% 3/15/2030 (d)		1,370,000	1,347,242
Intelsat Jackson Holdings SA 9.75% (d)(g)(h)		50,000	0
			1,347,242
TOTAL COMMUNICATION SERVICES			3,629,570

Industrials - 0.1%
Electrical Equipment - 0.1%
Albion Financing 1 SARL / Aggreko Holdings Inc 7% 5/21/2030 (d)		1,322,000	1,342,957
Information Technology - 0.0%
Software - 0.0%
ION Trading Technologies Sarl 5.75% 5/15/2028 (d)		225,000	217,480
ION Trading Technologies Sarl 9.5% 5/30/2029 (d)		80,000	82,481
			299,961
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (d)		175,000	153,306
TOTAL LUXEMBOURG			5,425,794
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Wynn Macau Ltd 5.625% 8/26/2028 (d)		500,000	481,250
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom 7.375% 2/16/2027 (d)		140,000	140,567
MEXICO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos Mexicanos 6.5% 3/13/2027		435,000	426,983
NETHERLANDS - 0.1%
Communication Services - 0.1%
Media - 0.1%
VZ Secured Financing BV 5% 1/15/2032 (d)		465,000	401,963
Ziggo BV 4.875% 1/15/2030 (d)		115,000	104,954
			506,917
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sigma Holdco BV 7.875% 5/15/2026 (d)		200,000	198,795
Materials - 0.0%
Containers & Packaging - 0.0%
Trivium Packaging Finance BV 8.25% 7/15/2030 (d)		270,000	280,384
TOTAL NETHERLANDS			986,096
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (d)		143,000	139,783
IHS Holding Ltd 6.25% 11/29/2028 (d)		90,000	86,905
IHS Holding Ltd 7.875% 5/29/2030 (d)		175,000	172,594
IHS Holding Ltd 8.25% 11/29/2031 (d)		275,000	273,367

TOTAL NIGERIA			672,649
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Seadrill Finance Ltd 8.375% 8/1/2030 (d)		1,015,000	994,435
TGS ASA 8.5% 1/15/2030 (d)		240,000	244,200

TOTAL NORWAY			1,238,635
PANAMA - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Sable International Finance Ltd 7.125% 10/15/2032 (d)		1,960,000	1,921,413
Wireless Telecommunication Services - 0.1%
C&W Senior Finance Ltd 9% 1/15/2033 (d)		1,165,000	1,159,382
TOTAL PANAMA			3,080,795
PERU - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Volcan Cia Minera SAA 8.75% 1/24/2030 (d)		365,000	354,342
PUERTO RICO - 0.0%
Communication Services - 0.0%
Media - 0.0%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (d)		145,000	93,627
Lcpr Senior Secured Financing Dac 6.75% 10/15/2027 (d)		585,000	424,112

TOTAL PUERTO RICO			517,739
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (d)		595,000	502,959
SPAIN - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Cirsa Finance International Sarl 10.375% 11/30/2027 (d)	EUR	90,000	107,801
Cirsa Finance International Sarl 6.5% 3/15/2029 (d)	EUR	100,000	119,109
			226,910
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (d)		80,000	76,101
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (d)		15,000	14,358
TOTAL SPAIN			317,369
SWITZERLAND - 0.1%
Industrials - 0.1%
Aerospace & Defense - 0.1%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (d)		735,000	659,960
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (d)		820,000	802,673
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (d)		479,000	471,864
			1,934,497
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (d)		370,000	338,959
Consolidated Energy Finance SA 5.625% 10/15/2028 (d)		90,000	72,660
			411,619
TOTAL SWITZERLAND			2,346,116
TANZANIA - 0.1%
Information Technology - 0.1%
Communications Equipment - 0.1%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (d)		895,000	909,794
TURKEY - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Eldorado Gold Corp 6.25% 9/1/2029 (d)		440,000	433,620
UNITED KINGDOM - 0.7%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Connect Finco Sarl / Connect Us Finco LLC 9% 9/15/2029 (d)		940,000	895,817
Virgin Media Finance PLC 5% 7/15/2030 (d)		410,000	371,796
			1,267,613
Media - 0.0%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (d)		370,000	341,660
Virgin Media Secured Finance PLC 5.5% 5/15/2029 (d)		200,000	194,497
			536,157
Wireless Telecommunication Services - 0.1%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (d)		142,000	128,506
Vmed O2 UK Financing I PLC 4.75% 7/15/2031 (d)		1,455,000	1,336,482
Vmed O2 UK Financing I PLC 7.75% 4/15/2032 (d)		225,000	231,687
			1,696,675
TOTAL COMMUNICATION SERVICES			3,500,445

Consumer Discretionary - 0.2%
Automobile Components - 0.1%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (d)		285,000	294,679
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (d)		260,000	270,222
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (d)		340,000	355,801
			920,702
Hotels, Restaurants & Leisure - 0.1%
Merlin Entertainments Group US Holdings Inc 7.375% 2/15/2031 (d)		950,000	866,792
Motion Finco Sarl 7.375% 6/15/2030 (d)	EUR	245,000	266,501
Motion Finco Sarl 8.375% 2/15/2032 (d)		645,000	596,297
			1,729,590
Household Durables - 0.0%
Miller Homes Group Finco PLC 7% 5/15/2029 (d)	GBP	295,000	393,771
Miller Homes Group Finco PLC 7% 5/15/2029 (n)	GBP	120,000	160,178
			553,949
Specialty Retail - 0.0%
Belron UK Finance PLC 5.75% 10/15/2029 (d)		805,000	807,166
TOTAL CONSUMER DISCRETIONARY			4,011,407

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Iceland Bondco PLC 10.875% 12/15/2027 (d)	GBP	100,000	142,819
Iceland Bondco PLC 3 month EURIBOR + 5.5%, 7.643% 12/15/2027 (b)(c)(d)	EUR	100,000	114,001
			256,820
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG Global Finance PLC 12% 11/30/2028 (d)		1,155,000	1,273,467
Harbour Energy PLC 5.5% 10/15/2026 (d)		60,000	59,408
			1,332,875
Financials - 0.1%
Consumer Finance - 0.1%
Jerrold Finco PLC 0% 6/15/2031 (d)(o)	GBP	245,000	331,143
Jerrold Finco PLC 5.25% 1/15/2027 (n)	GBP	270,000	363,603
			694,746
Financial Services - 0.0%
Zegona Finance PLC 8.625% 7/15/2029 (d)		380,000	404,700
Insurance - 0.0%
Ardonagh Finco Ltd 7.75% 2/15/2031 (d)		200,000	206,805
TOTAL FINANCIALS			1,306,251

Health Care - 0.0%
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (d)		180,000	170,969
Materials - 0.0%
Chemicals - 0.0%
INEOS Quattro Finance 2 Plc 9.625% 3/15/2029 (d)		200,000	199,004
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (d)		1,170,000	1,156,867
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (d)		250,000	253,260
			1,410,127
TOTAL UNITED KINGDOM			12,187,898
UNITED STATES - 34.2%
Communication Services - 3.7%
Diversified Telecommunication Services - 0.8%
Cablevision Lightpath LLC 3.875% 9/15/2027 (d)		400,000	384,247
Cablevision Lightpath LLC 5.625% 9/15/2028 (d)		290,000	280,062
Consolidated Communications Inc 5% 10/1/2028 (d)		85,000	85,856
Frontier Communications Holdings LLC 5% 5/1/2028 (d)		1,150,000	1,147,653
Frontier Communications Holdings LLC 5.875% 10/15/2027 (d)		425,000	426,108
Frontier Communications Holdings LLC 5.875% 11/1/2029		375,000	378,982
Frontier Communications Holdings LLC 6% 1/15/2030 (d)		1,640,000	1,661,776
Frontier Communications Holdings LLC 6.75% 5/1/2029 (d)		200,000	202,736
Frontier Communications Holdings LLC 8.75% 5/15/2030 (d)		905,000	950,954
Level 3 Financing Inc 10% 10/15/2032 (d)		806,420	810,535
Level 3 Financing Inc 10.5% 4/15/2029 (d)		500,000	562,500
Level 3 Financing Inc 10.5% 5/15/2030 (d)		284,000	310,625
Level 3 Financing Inc 10.75% 12/15/2030 (d)		1,154,598	1,301,809
Level 3 Financing Inc 11% 11/15/2029 (d)		2,185,602	2,479,382
Level 3 Financing Inc 3.625% 1/15/2029 (d)		257,000	213,310
Level 3 Financing Inc 3.75% 7/15/2029 (d)		20,000	16,413
Level 3 Financing Inc 3.875% 10/15/2030 (d)		1,088,000	916,640
Level 3 Financing Inc 4% 4/15/2031 (d)		1,140,000	943,350
Level 3 Financing Inc 4.25% 7/1/2028 (d)		37,000	32,930
Level 3 Financing Inc 4.5% 4/1/2030 (d)		995,000	875,073
Level 3 Financing Inc 4.875% 6/15/2029 (d)		400,000	363,293
Lumen Technologies Inc 4.125% 4/15/2030 (d)		75,000	72,844
Lumen Technologies Inc 4.5% 1/15/2029 (d)		45,000	39,825
Zayo Group Holdings Inc 4% 3/1/2027 (d)		345,000	324,546
			14,781,449
Entertainment - 0.2%
Cinemark USA Inc 5.25% 7/15/2028 (d)		575,000	567,258
Cinemark USA Inc 7% 8/1/2032 (d)		1,365,000	1,404,218
Playtika Holding Corp 4.25% 3/15/2029 (d)		500,000	445,252
ROBLOX Corp 3.875% 5/1/2030 (d)		460,000	427,843
			2,844,571
Interactive Media & Services - 0.0%
Snap Inc 6.875% 3/1/2033 (d)		405,000	410,243
Media - 2.7%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (d)		344,000	262,729
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (d)		505,000	435,933
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (d)		1,275,000	1,167,781
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032		595,000	541,535
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (d)		3,900,000	3,468,748
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (d)		168,000	157,525
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (d)		975,000	902,578
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 3/1/2030 (d)		300,000	286,377
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (d)		900,000	882,744
CCO Holdings LLC / CCO Holdings Capital Corp 6.375% 9/1/2029 (d)		1,352,000	1,370,337
CCO Holdings LLC / CCO Holdings Capital Corp 7.375% 3/1/2031 (d)		1,795,000	1,857,826
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045		2,600,000	2,502,029
Clear Channel Outdoor Holdings Inc 5.125% 8/15/2027 (d)		890,000	870,622
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (d)		780,000	689,559
Clear Channel Outdoor Holdings Inc 7.75% 4/15/2028 (d)		1,230,000	1,123,913
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (d)		1,065,000	1,078,995
Clear Channel Outdoor Holdings Inc 9% 9/15/2028 (d)		1,780,000	1,864,262
CSC Holdings LLC 11.25% 5/15/2028 (d)		320,000	316,698
CSC Holdings LLC 11.75% 1/31/2029 (d)		1,280,000	1,199,932
CSC Holdings LLC 3.375% 2/15/2031 (d)		1,067,000	698,885
CSC Holdings LLC 4.125% 12/1/2030 (d)		1,267,000	869,485
CSC Holdings LLC 4.5% 11/15/2031 (d)		115,000	77,755
CSC Holdings LLC 4.625% 12/1/2030 (d)		1,485,000	683,100
CSC Holdings LLC 5.375% 2/1/2028 (d)		611,000	557,242
CSC Holdings LLC 5.5% 4/15/2027 (d)		400,000	378,928
CSC Holdings LLC 5.75% 1/15/2030 (d)		1,545,000	779,883
CSC Holdings LLC 6.5% 2/1/2029 (d)		510,000	407,022
CSC Holdings LLC 7.5% 4/1/2028 (d)		765,000	589,334
Directv Financing LLC / Directv Financing Co-Obligor Inc 10% 2/15/2031 (d)		505,000	491,543
Directv Financing LLC / Directv Financing Co-Obligor Inc 5.875% 8/15/2027 (d)		117,804	115,955
DISH DBS Corp 5.125% 6/1/2029		1,700,000	1,117,657
DISH DBS Corp 5.25% 12/1/2026 (d)		1,065,000	983,087
DISH DBS Corp 5.75% 12/1/2028 (d)		962,000	814,118
DISH DBS Corp 7.375% 7/1/2028		710,000	487,655
DISH DBS Corp 7.75% 7/1/2026		1,754,000	1,508,035
DISH Network Corp 11.75% 11/15/2027 (d)		575,000	593,234
EchoStar Corp 10.75% 11/30/2029		2,708,211	2,721,752
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (c)		1,608,308	1,383,145
Gray Media Inc 5.375% 11/15/2031 (d)		553,000	394,869
iHeartCommunications Inc 7.75% 8/15/2030 (d)		200,000	154,025
Lamar Media Corp 4.875% 1/15/2029		822,000	807,150
Midcontinent Communications 8% 8/15/2032 (d)		725,000	749,794
News Corp 3.875% 5/15/2029 (d)		75,000	71,130
Outfront Media Capital LLC / Outfront Media Capital Corp 7.375% 2/15/2031 (d)		210,000	221,771
Radiate Holdco LLC / Radiate Finance Inc 4.5% 9/15/2026 (d)		300,000	257,277
Radiate Holdco LLC / Radiate Finance Inc 6.5% 9/15/2028 (d)		770,000	505,740
Scripps Escrow II Inc 3.875% 1/15/2029 (d)		425,000	363,375
Sinclair Television Group Inc 8.125% 2/15/2033 (d)		285,000	285,151
Sirius XM Radio LLC 4% 7/15/2028 (d)		1,740,000	1,651,144
Stagwell Global LLC 5.625% 8/15/2029 (d)		1,735,000	1,631,312
Univision Communications Inc 6.625% 6/1/2027 (d)		1,510,000	1,510,026
Univision Communications Inc 7.375% 6/30/2030 (d)		715,000	668,432
Univision Communications Inc 8% 8/15/2028 (d)		490,000	490,314
Univision Communications Inc 8.5% 7/31/2031 (d)		1,988,000	1,908,802
			47,908,250
TOTAL COMMUNICATION SERVICES			65,944,513

Consumer Discretionary - 5.5%
Automobile Components - 0.5%
Adient Global Holdings Ltd 7% 4/15/2028 (d)		200,000	204,407
Adient Global Holdings Ltd 7.5% 2/15/2033 (d)		215,000	213,441
Adient Global Holdings Ltd 8.25% 4/15/2031 (d)		1,410,000	1,439,025
American Axle & Manufacturing Inc 6.5% 4/1/2027		75,000	74,640
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (d)		335,000	341,201
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (d)		450,000	458,488
Clarios Global LP / Clarios US Finance Co 8.5% 5/15/2027 (d)		1,010,000	1,014,362
Dana Financing Luxembourg Sarl 8.5% 7/15/2031 (d)	EUR	601,000	740,782
Dana Financing Luxembourg Sarl 8.5% 7/15/2031 (n)	EUR	100,000	123,258
Dana Inc 4.25% 9/1/2030		150,000	142,252
Dana Inc 5.375% 11/15/2027		150,000	149,500
Dana Inc 5.625% 6/15/2028		150,000	149,290
Garrett Motion Holdings Inc / Garrett LX I Sarl 7.75% 5/31/2032 (d)		315,000	321,438
Hertz Corp/The 12.625% 7/15/2029 (d)		75,000	76,367
Hertz Corp/The 4.625% 12/1/2026 (d)		95,000	83,894
JB Poindexter & Co Inc 8.75% 12/15/2031 (d)		210,000	208,180
Nesco Holdings II Inc 5.5% 4/15/2029 (d)		346,000	325,961
Patrick Industries Inc 4.75% 5/1/2029 (d)		125,000	119,888
Patrick Industries Inc 6.375% 11/1/2032 (d)		290,000	285,839
Phinia Inc 6.625% 10/15/2032 (d)		105,000	104,371
Phinia Inc 6.75% 4/15/2029 (d)		115,000	117,543
Tenneco Inc 8% 11/17/2028 (d)		1,275,000	1,255,360
			7,949,487
Automobiles - 0.2%
Ford Motor Co 4.75% 1/15/2043		213,000	160,070
Nissan Motor Acceptance Co LLC 7.05% 9/15/2028 (d)		315,000	319,875
PM General Purchaser LLC 9.5% 10/1/2028 (d)		570,000	366,368
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC CME Term SOFR 6 month Index + 6.0533%, 10.1513% 10/15/2026 (b)(c)(d)		2,560,000	2,572,800
			3,419,113
Broadline Retail - 0.4%
CMG Media Corp 8.875% 6/18/2029 (d)		1,770,000	1,628,400
GrubHub Holdings Inc 5.5% 7/1/2027 (d)		280,000	258,300
Kohl's Corp 4.25% 7/17/2025		166,000	164,758
LSF9 Atlantis Holdings LLC / Victra Finance Corp 8.75% 9/15/2029 (d)		445,000	454,380
Match Group Holdings II LLC 3.625% 10/1/2031 (d)		435,000	380,447
Match Group Holdings II LLC 4.125% 8/1/2030 (d)		1,639,000	1,512,653
Match Group Holdings II LLC 5.625% 2/15/2029 (d)		710,000	704,046
Nordstrom Inc 4.25% 8/1/2031		70,000	60,580
Nordstrom Inc 4.375% 4/1/2030		45,000	40,600
Wayfair LLC 7.25% 10/31/2029 (d)		664,000	646,691
Wayfair LLC 7.75% 9/15/2030 (d)		755,000	739,712
			6,590,567
Distributors - 0.1%
Velocity Vehicle Group LLC 8% 6/1/2029 (d)		395,000	379,770
Windsor Holdings III LLC 8.5% 6/15/2030 (d)		1,450,000	1,534,270
			1,914,040
Diversified Consumer Services - 0.2%
Adtalem Global Education Inc 5.5% 3/1/2028 (d)		162,000	160,722
Service Corp International/US 3.375% 8/15/2030		275,000	249,416
Service Corp International/US 4% 5/15/2031		410,000	377,917
Service Corp International/US 5.125% 6/1/2029		105,000	103,713
Service Corp International/US 5.75% 10/15/2032		85,000	84,467
Sotheby's 7.375% 10/15/2027 (d)		490,000	482,507
StoneMor Inc 8.5% 5/15/2029 (d)		420,000	387,153
TKC Holdings Inc 10.5% 5/15/2029 (d)		515,000	529,426
TKC Holdings Inc 6.875% 5/15/2028 (d)		190,000	188,977
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (d)		990,000	987,645
			3,551,943
Hotels, Restaurants & Leisure - 2.7%
Boyd Gaming Corp 4.75% 6/15/2031 (d)		500,000	468,284
Brinker International Inc 8.25% 7/15/2030 (d)		400,000	423,280
Caesars Entertainment Inc 4.625% 10/15/2029 (d)		875,000	817,119
Caesars Entertainment Inc 6% 10/15/2032 (d)		315,000	302,176
Caesars Entertainment Inc 6.5% 2/15/2032 (d)		685,000	690,511
Caesars Entertainment Inc 7% 2/15/2030 (d)		1,500,000	1,539,195
Caesars Entertainment Inc 8.125% 7/1/2027 (d)		656,000	656,964
Carnival Corp 4% 8/1/2028 (d)		900,000	869,625
Carnival Corp 5.75% 3/1/2027 (d)		1,040,000	1,042,602
Carnival Corp 5.75% 3/15/2030 (d)		575,000	576,349
Carnival Corp 5.875% 6/15/2031 (d)		500,000	500,300
Carnival Corp 6% 5/1/2029 (d)		353,000	353,930
Carnival Corp 6.125% 2/15/2033 (d)		1,155,000	1,158,110
Carnival Corp 6.65% 1/15/2028		95,000	97,630
CCM Merger Inc 6.375% 5/1/2026 (d)		100,000	100,037
CEC Entertainment LLC 6.75% 5/1/2026 (d)		430,000	423,010
Churchill Downs Inc 5.75% 4/1/2030 (d)		1,045,000	1,030,285
Churchill Downs Inc 6.75% 5/1/2031 (d)		730,000	743,465
ClubCorp Holdings Inc 8.5% 9/15/2025 (d)		104,000	101,400
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (d)		2,060,000	1,870,850
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (d)		1,375,000	1,223,819
Hilton Domestic Operating Co Inc 4% 5/1/2031 (d)		140,000	129,449
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (d)		545,000	548,681
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (d)		325,000	328,202
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (d)		1,335,000	1,355,603
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (d)		330,000	329,581
International Game Technology PLC 5.25% 1/15/2029 (d)		460,000	452,494
Jacobs Entertainment Inc 6.75% 2/15/2029 (d)		350,000	331,625
Jacobs Entertainment Inc 6.75% 2/15/2029 (d)		250,000	236,225
Life Time Inc 6% 11/15/2031 (d)		970,000	972,167
Light & Wonder International Inc 7.25% 11/15/2029 (d)		2,035,000	2,093,689
Light & Wonder International Inc 7.5% 9/1/2031 (d)		335,000	346,185
Lindblad Expeditions Holdings Inc 9% 5/15/2028 (d)		550,000	566,606
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (d)		328,000	247,084
MGM Resorts International 4.75% 10/15/2028		551,000	538,939
MGM Resorts International 5.5% 4/15/2027		337,000	337,665
MGM Resorts International 6.125% 9/15/2029		185,000	185,866
MGM Resorts International 6.5% 4/15/2032		1,000,000	998,052
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp 4.875% 5/1/2029 (d)		1,025,000	982,151
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 11.875% 4/15/2031 (d)		215,000	223,147
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (d)		335,000	340,909
NCL Corp Ltd 5.875% 2/15/2027 (d)		425,000	425,099
NCL Corp Ltd 5.875% 3/15/2026 (d)		137,000	137,087
NCL Corp Ltd 6.25% 3/1/2030 (d)		225,000	222,590
NCL Corp Ltd 6.75% 2/1/2032 (d)		1,245,000	1,246,506
NCL Corp Ltd 7.75% 2/15/2029 (d)		1,255,000	1,319,640
NCL Corp Ltd 8.125% 1/15/2029 (d)		468,000	492,758
NCL Finance Ltd 6.125% 3/15/2028 (d)		425,000	427,703
Penn Entertainment Inc 5.625% 1/15/2027 (d)		700,000	690,622
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.875% 9/1/2031 (d)		125,000	74,375
Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp 6.625% 2/1/2033 (d)		435,000	429,138
Royal Caribbean Cruises Ltd 4.25% 7/1/2026 (d)		160,000	158,408
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (d)		260,000	260,236
Royal Caribbean Cruises Ltd 5.5% 4/1/2028 (d)		675,000	676,634
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (d)		980,000	968,618
Royal Caribbean Cruises Ltd 6% 2/1/2033 (d)		2,000,000	2,007,179
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (d)		505,000	511,818
SeaWorld Parks & Entertainment Inc 5.25% 8/15/2029 (d)		1,210,000	1,163,102
Six Flags Entertainment Corp / Canada's Wonderland Co / Magnum Management Corp 5.25% 7/15/2029		917,000	890,294
Six Flags Entertainment Corp /Six Flags Theme Parks Inc/ Canada's Wonderland Co 6.625% 5/1/2032 (d)		555,000	565,826
Six Flags Entertainment Corp 7.25% 5/15/2031 (d)		1,750,000	1,788,175
Station Casinos LLC 6.625% 3/15/2032 (d)		170,000	170,233
Viking Cruises Ltd 5.875% 9/15/2027 (d)		705,000	704,648
Viking Cruises Ltd 7% 2/15/2029 (d)		275,000	276,917
Viking Cruises Ltd 9.125% 7/15/2031 (d)		205,000	220,103
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (d)		475,000	469,393
Voyager Parent LLC 9.25% 7/1/2032 (d)		1,425,000	1,472,187
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 5.125% 10/1/2029 (d)		400,000	390,055
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (d)		175,000	173,082
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 7.125% 2/15/2031 (d)		205,000	215,016
Yum! Brands Inc 4.625% 1/31/2032		755,000	715,955
Yum! Brands Inc 5.375% 4/1/2032		90,000	88,958
Yum! Brands Inc 6.875% 11/15/2037		850,000	900,535
			46,786,151
Household Durables - 0.5%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 4/1/2030 (d)		697,000	653,487
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 8/1/2029 (d)		125,000	117,829
Ashton Woods USA LLC / Ashton Woods Finance Co 6.625% 1/15/2028 (d)		25,000	25,105
Beazer Homes USA Inc 5.875% 10/15/2027		225,000	222,766
Beazer Homes USA Inc 7.25% 10/15/2029		1,050,000	1,040,634
Beazer Homes USA Inc 7.5% 3/15/2031 (d)		308,000	302,199
KB Home 4.8% 11/15/2029		575,000	559,632
Landsea Homes Corp 8.875% 4/1/2029 (d)		395,000	411,366
LGI Homes Inc 4% 7/15/2029 (d)		110,000	97,420
LGI Homes Inc 7% 11/15/2032 (d)		470,000	436,461
M/I Homes Inc 4.95% 2/1/2028		385,000	379,816
New Home Co Inc/The 9.25% 10/1/2029 (d)		30,000	30,983
Newell Brands Inc 6.375% 5/15/2030		312,000	292,769
Newell Brands Inc 6.375% 9/15/2027		75,000	75,151
Newell Brands Inc 6.625% 5/15/2032		382,000	352,351
Newell Brands Inc 6.625% 9/15/2029		100,000	96,669
Newell Brands Inc 6.875% 4/1/2036 (q)		45,000	41,356
Newell Brands Inc 7% 4/1/2046 (q)		365,000	296,774
Newell Brands Inc 8.5% 6/1/2028 (d)		1,350,000	1,396,641
STL Holding Co LLC 8.75% 2/15/2029 (d)		250,000	261,854
SWF Holdings I Corp 6.5% 10/1/2029 (d)		25,000	9,752
TopBuild Corp 4.125% 2/15/2032 (d)		510,000	462,515
Tri Pointe Homes Inc 5.7% 6/15/2028		455,000	453,508
			8,017,038
Specialty Retail - 0.9%
Arko Corp 5.125% 11/15/2029 (d)		430,000	358,586
Bath & Body Works Inc 6.625% 10/1/2030 (d)		2,110,000	2,155,150
Carvana Co 11% 6/1/2030 pay-in-kind (c)(d)		1,613,846	1,701,854
Carvana Co 14% 6/1/2031 pay-in-kind (c)(d)		2,992,001	3,470,469
Carvana Co 4.875% 9/1/2029 (d)		242,000	215,380
Carvana Co 5.5% 4/15/2027 (d)		220,000	209,960
Carvana Co 5.625% 10/1/2025 (d)		595,000	591,396
Carvana Co 5.875% 10/1/2028 (d)		160,000	151,200
Carvana Co 9% 12/1/2028 pay-in-kind (c)(d)		433,073	444,974
Champions Financing Inc 8.75% 2/15/2029 (d)		270,000	251,482
Gap Inc/The 3.875% 10/1/2031 (d)		600,000	531,122
LBM Acquisition LLC 6.25% 1/15/2029 (d)		605,000	485,893
LCM Investments Holdings II LLC 4.875% 5/1/2029 (d)		425,000	409,410
Lithia Motors Inc 3.875% 6/1/2029 (d)		25,000	23,544
Mavis Tire Express Services Topco Corp 6.5% 5/15/2029 (d)		1,200,000	1,140,693
Park River Holdings Inc 5.625% 2/1/2029 (d)		350,000	281,465
Park River Holdings Inc 6.75% 8/1/2029 (d)		550,000	439,699
Petsmart Inc / Petsmart Finance Corp 4.75% 2/15/2028 (d)		450,000	434,282
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032		645,000	655,301
Staples Inc 10.75% 9/1/2029 (d)		830,000	751,384
Staples Inc 12.75% 1/15/2030 (d)		293,925	189,203
Valvoline Inc 3.625% 6/15/2031 (d)		250,000	221,854
Wand NewCo 3 Inc 7.625% 1/30/2032 (d)		1,271,000	1,322,224
			16,436,525
Textiles, Apparel & Luxury Goods - 0.0%
Kontoor Brands Inc 4.125% 11/15/2029 (d)		550,000	506,024
William Carter Co/The 5.625% 3/15/2027 (d)		75,000	74,489
Wolverine World Wide Inc 4% 8/15/2029 (d)		1,050,000	918,898
			1,499,411
TOTAL CONSUMER DISCRETIONARY			96,164,275

Consumer Staples - 0.8%
Beverages - 0.0%
Primo Water Holdings Inc / Triton Water Holdings Inc 6.25% 4/1/2029 (d)		603,000	603,818
Consumer Staples Distribution & Retail - 0.2%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (d)		1,015,000	953,622
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.625% 1/15/2027 (d)		200,000	198,033
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (d)		354,000	344,354
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (d)		260,000	263,946
C&S Group Enterprises LLC 5% 12/15/2028 (d)		455,000	387,200
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (d)		617,000	643,221
Performance Food Group Inc 5.5% 10/15/2027 (d)		124,000	123,485
Performance Food Group Inc 6.125% 9/15/2032 (d)		753,000	759,059
US Foods Inc 5.75% 4/15/2033 (d)		170,000	167,008
US Foods Inc 6.875% 9/15/2028 (d)		115,000	118,247
US Foods Inc 7.25% 1/15/2032 (d)		215,000	224,702
			4,182,877
Food Products - 0.6%
B&G Foods Inc 5.25% 9/15/2027		1,015,000	890,047
B&G Foods Inc 8% 9/15/2028 (d)		795,000	749,241
Chobani Holdco II LLC 9.5% 10/1/2029 pay-in-kind (c)(d)		972,657	1,033,776
Chobani LLC / Chobani Finance Corp Inc 7.625% 7/1/2029 (d)		595,000	623,897
Darling Ingredients Inc 6% 6/15/2030 (d)		875,000	876,469
Fiesta Purchaser Inc 7.875% 3/1/2031 (d)		150,000	157,420
Fiesta Purchaser Inc 9.625% 9/15/2032 (d)		75,000	78,458
Lamb Weston Holdings Inc 4.125% 1/31/2030 (d)		985,000	928,898
Lamb Weston Holdings Inc 4.375% 1/31/2032 (d)		360,000	332,083
Post Holdings Inc 4.5% 9/15/2031 (d)		525,000	478,705
Post Holdings Inc 4.625% 4/15/2030 (d)		599,000	566,882
Post Holdings Inc 6.25% 10/15/2034 (d)		300,000	296,334
Post Holdings Inc 6.25% 2/15/2032 (d)		590,000	599,861
Post Holdings Inc 6.375% 3/1/2033 (d)		840,000	833,861
TreeHouse Foods Inc 4% 9/1/2028		325,000	296,004
			8,741,936
Household Products - 0.0%
Energizer Holdings Inc 4.75% 6/15/2028 (d)		209,000	201,533
Resideo Funding Inc 6.5% 7/15/2032 (d)		72,000	72,591
			274,124
TOTAL CONSUMER STAPLES			13,802,755

Energy - 4.4%
Energy Equipment & Services - 0.5%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (d)		175,000	175,921
Diamond Foreign Asset Co / Diamond Finance LLC 8.5% 10/1/2030 (d)		150,000	150,261
Nabors Industries Inc 7.375% 5/15/2027 (d)		475,000	456,023
Nabors Industries Inc 8.875% 8/15/2031 (d)		405,000	277,160
Nabors Industries Inc 9.125% 1/31/2030 (d)		540,000	492,036
Nabors Industries Ltd 7.5% 1/15/2028 (d)		705,000	588,959
Noble Finance II LLC 8% 4/15/2030 (d)		315,000	313,880
Star Holding LLC 8.75% 8/1/2031 (d)		135,000	121,801
Transocean Aquila Ltd 8% 9/30/2028 (d)		28,538	28,493
Transocean Inc 6.8% 3/15/2038		185,000	126,091
Transocean Inc 8% 2/1/2027 (d)		816,000	797,741
Transocean Inc 8.25% 5/15/2029 (d)		1,230,000	1,109,173
Transocean Inc 8.5% 5/15/2031 (d)		1,125,000	966,921
Transocean Inc 8.75% 2/15/2030 (d)		1,968,000	1,995,070
USA Compression Partners LP / USA Compression Finance Corp 6.875% 9/1/2027		466,000	465,831
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (d)		170,000	172,672
Valaris Ltd 8.375% 4/30/2030 (d)		990,000	993,848
			9,231,881
Oil, Gas & Consumable Fuels - 3.9%
Aethon United BR LP / Aethon United Finance Corp 7.5% 10/1/2029 (d)		1,152,000	1,180,534
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 6/15/2029 (d)		321,000	317,733
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 1/15/2028 (d)		525,000	522,976
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 3/1/2027 (d)		100,000	99,913
Antero Midstream Partners LP / Antero Midstream Finance Corp 6.625% 2/1/2032 (d)		340,000	347,328
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 10/15/2032 (d)		160,000	160,924
Ascent Resources Utica Holdings LLC / ARU Finance Corp 8.25% 12/31/2028 (d)		275,000	279,141
Ascent Resources Utica Holdings LLC / ARU Finance Corp 9% 11/1/2027 (d)		365,000	438,000
Blue Racer Midstream LLC / Blue Racer Finance Corp 7% 7/15/2029 (d)		50,000	51,659
Blue Racer Midstream LLC / Blue Racer Finance Corp 7.25% 7/15/2032 (d)		95,000	98,495
California Resources Corp 7.125% 2/1/2026 (d)		92,000	91,921
California Resources Corp 8.25% 6/15/2029 (d)		854,000	855,548
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (d)		370,000	356,662
Cheniere Energy Partners LP 5.75% 8/15/2034		220,000	220,785
CITGO Petroleum Corp 6.375% 6/15/2026 (d)		1,046,000	1,045,497
CITGO Petroleum Corp 8.375% 1/15/2029 (d)		300,000	304,901
Civitas Resources Inc 8.375% 7/1/2028 (d)		540,000	544,053
Civitas Resources Inc 8.625% 11/1/2030 (d)		1,180,000	1,163,681
Civitas Resources Inc 8.75% 7/1/2031 (d)		515,000	503,518
Civitas Resources Inc 9.625% 6/15/2033 (d)		895,000	896,332
CNX Midstream Partners LP 4.75% 4/15/2030 (d)		80,000	74,161
CNX Resources Corp 7.25% 3/1/2032 (d)		665,000	677,687
CNX Resources Corp 7.375% 1/15/2031 (d)		130,000	133,107
Comstock Resources Inc 5.875% 1/15/2030 (d)		1,420,000	1,342,730
Comstock Resources Inc 6.75% 3/1/2029 (d)		1,930,000	1,902,258
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (d)		675,000	714,625
Crescent Energy Finance LLC 7.375% 1/15/2033 (d)		2,371,000	2,200,233
Crescent Energy Finance LLC 7.625% 4/1/2032 (d)		1,130,000	1,065,349
Crescent Energy Finance LLC 9.25% 2/15/2028 (d)		1,000,000	1,032,510
CVR Energy Inc 5.75% 2/15/2028 (d)		336,000	319,877
CVR Energy Inc 8.5% 1/15/2029 (d)		445,000	434,339
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (d)		715,000	718,005
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (d)		370,000	383,197
DT Midstream Inc 4.125% 6/15/2029 (d)		40,000	38,099
DT Midstream Inc 4.375% 6/15/2031 (d)		20,000	18,678
DT Midstream Inc 5.8% 12/15/2034 (d)		81,000	80,341
Energy Transfer LP 7.375% 2/1/2031 (d)		95,000	99,495
EQT Corp 7.5% 6/1/2027 (d)		250,000	254,654
EQT Corp 7.5% 6/1/2030 (d)		165,000	179,112
Excelerate Energy LP 8% 5/15/2030 (d)		225,000	232,927
Expand Energy Corp 4.75% 2/1/2032		205,000	193,258
Expand Energy Corp 5.375% 3/15/2030		195,000	193,941
Expand Energy Corp 5.875% 2/1/2029 (d)		40,000	40,128
Expand Energy Corp 6.75% 4/15/2029 (d)		40,000	40,470
Genesis Energy LP / Genesis Energy Finance Corp 8% 5/15/2033		810,000	821,871
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		298,000	299,231
Global Partners LP / GLP Finance Corp 7% 8/1/2027		777,000	778,892
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (d)		505,000	524,964
Gulfport Energy Operating Corp 6.75% 9/1/2029 (d)		565,000	573,167
Harvest Midstream I LP 7.5% 5/15/2032 (d)		115,000	118,154
Harvest Midstream I LP 7.5% 9/1/2028 (d)		745,000	756,472
Hess Midstream Operations LP 5.125% 6/15/2028 (d)		955,000	942,408
Hess Midstream Operations LP 5.5% 10/15/2030 (d)		120,000	118,645
Hess Midstream Operations LP 5.875% 3/1/2028 (d)		325,000	328,199
Hess Midstream Operations LP 6.5% 6/1/2029 (d)		90,000	91,880
Hilcorp Energy I LP / Hilcorp Finance Co 5.75% 2/1/2029 (d)		200,000	191,058
Hilcorp Energy I LP / Hilcorp Finance Co 6% 2/1/2031 (d)		1,000,000	918,290
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 11/1/2028 (d)		810,000	800,043
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 4/15/2032 (d)		610,000	555,810
Hilcorp Energy I LP / Hilcorp Finance Co 6.875% 5/15/2034 (d)		102,000	92,401
Hilcorp Energy I LP / Hilcorp Finance Co 7.25% 2/15/2035 (d)		2,285,000	2,116,950
Hilcorp Energy I LP / Hilcorp Finance Co 8.375% 11/1/2033 (d)		1,560,000	1,552,355
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (d)		195,000	201,802
Howard Midstream Energy Partners LLC 8.875% 7/15/2028 (d)		408,000	426,677
Kinetik Holdings LP 5.875% 6/15/2030 (d)		1,865,000	1,853,917
Kinetik Holdings LP 6.625% 12/15/2028 (d)		1,610,000	1,641,963
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp 6.875% 12/1/2032 (d)		625,000	618,836
Matador Resources Co 6.5% 4/15/2032 (d)		780,000	763,726
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (d)		355,000	342,293
Murphy Oil USA Inc 3.75% 2/15/2031 (d)		120,000	108,699
New Fortress Energy Inc 6.5% 9/30/2026 (d)		47,000	28,140
NGL Energy Operating LLC / NGL Energy Finance Corp 8.125% 2/15/2029 (d)		535,000	522,953
NGL Energy Operating LLC / NGL Energy Finance Corp 8.375% 2/15/2032 (d)		1,540,000	1,456,207
Northern Oil & Gas Inc 8.125% 3/1/2028 (d)		340,000	341,385
Northern Oil & Gas Inc 8.75% 6/15/2031 (d)		90,000	90,717
Occidental Petroleum Corp 7.95% 6/15/2039		1,050,000	1,136,615
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028		25,000	23,212
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (d)		830,000	721,521
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (d)		345,000	329,849
Permian Resources Operating LLC 5.875% 7/1/2029 (d)		181,000	178,285
Permian Resources Operating LLC 6.25% 2/1/2033 (d)		705,000	695,586
Permian Resources Operating LLC 7% 1/15/2032 (d)		660,000	677,025
Permian Resources Operating LLC 8% 4/15/2027 (d)		100,000	101,809
Permian Resources Operating LLC 9.875% 7/15/2031 (d)		432,000	471,803
Prairie Acquiror LP 9% 8/1/2029 (d)		490,000	498,128
Range Resources Corp 4.75% 2/15/2030 (d)		530,000	509,388
Range Resources Corp 8.25% 1/15/2029		300,000	308,172
Rockies Express Pipeline LLC 4.8% 5/15/2030 (d)		280,000	264,428
Rockies Express Pipeline LLC 6.75% 3/15/2033 (d)		595,000	612,819
Rockies Express Pipeline LLC 6.875% 4/15/2040 (d)		370,000	354,296
Rockies Express Pipeline LLC 7.5% 7/15/2038 (d)		200,000	198,832
SM Energy Co 6.75% 8/1/2029 (d)		120,000	117,586
Sunoco LP / Sunoco Finance Corp 4.5% 4/30/2030		200,000	188,744
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		610,000	584,378
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028		210,000	209,512
Sunoco LP 6.25% 7/1/2033 (d)		440,000	439,996
Sunoco LP 7% 5/1/2029 (d)		585,000	603,757
Sunoco LP 7.25% 5/1/2032 (d)		1,359,000	1,413,027
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (d)		273,000	271,302
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (d)		2,195,000	2,103,220
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (d)		425,000	424,413
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (d)		3,135,000	2,987,752
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 7.375% 2/15/2029 (d)		960,000	976,419
Talos Production Inc 9% 2/1/2029 (d)		95,000	94,353
Talos Production Inc 9.375% 2/1/2031 (d)		100,000	98,319
TransMontaigne Partners LLC 8.5% 6/15/2030 (d)		199,000	203,148
Venture Global Calcasieu 4.125% 8/15/2031 (d)		350,000	316,639
Venture Global Calcasieu 6.25% 1/15/2030 (d)		150,000	152,066
Venture Global LNG Inc 7% 1/15/2030 (d)		190,000	189,159
Venture Global LNG Inc 8.375% 6/1/2031 (d)		2,578,000	2,617,037
Venture Global LNG Inc 9.5% 2/1/2029 (d)		1,650,000	1,764,091
Venture Global LNG Inc 9.875% 2/1/2032 (d)		680,000	723,415
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (d)		670,000	699,780
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (d)		1,175,000	1,237,329
Vital Energy Inc 9.75% 10/15/2030		50,000	44,062
			67,368,159
TOTAL ENERGY			76,600,040

Financials - 4.7%
Banks - 0.1%
HAT Holdings I LLC / HAT Holdings II LLC 3.375% 6/15/2026 (d)		190,000	184,964
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (d)		643,000	661,808
Western Alliance Bancorp 3% 6/15/2031 (c)		601,000	554,867
			1,401,639
Capital Markets - 0.4%
AssuredPartners Inc 5.625% 1/15/2029 (d)		265,000	264,820
BroadStreet Partners Inc 5.875% 4/15/2029 (d)		300,000	295,400
Coinbase Global Inc 3.625% 10/1/2031 (d)		175,000	152,306
Focus Financial Partners LLC 6.75% 9/15/2031 (d)		494,000	499,748
Hightower Holding LLC 6.75% 4/15/2029 (d)		100,000	98,612
Hightower Holding LLC 9.125% 1/31/2030 (d)		415,000	431,975
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (d)		1,915,000	1,918,170
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (d)		1,525,000	1,563,936
Jane Street Group / JSG Finance Inc 7.125% 4/30/2031 (d)		1,662,000	1,736,230
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (d)		70,000	66,315
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (d)		400,000	395,969
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (d)		153,000	159,517
			7,582,998
Consumer Finance - 1.2%
Ally Financial Inc 6.646% 1/17/2040 (c)		376,000	361,084
Ally Financial Inc 6.7% 2/14/2033		738,000	750,589
Bread Financial Holdings Inc 8.375% 6/15/2035 (c)(d)		300,000	291,273
Bread Financial Holdings Inc 9.75% 3/15/2029 (d)		360,000	383,827
Capstone Borrower Inc 8% 6/15/2030 (d)		845,000	872,697
Cobra AcquisitionCo LLC 12.25% 11/1/2029 (d)		150,000	152,948
Cobra AcquisitionCo LLC 6.375% 11/1/2029 (d)		730,000	616,709
Encore Capital Group Inc 8.5% 5/15/2030 (d)		585,000	620,109
Encore Capital Group Inc 9.25% 4/1/2029 (d)		195,000	207,919
Ford Motor Credit Co LLC 2.7% 8/10/2026		475,000	459,516
Navient Corp 11.5% 3/15/2031		1,135,000	1,285,610
Navient Corp 4.875% 3/15/2028		215,000	209,745
Navient Corp 5% 3/15/2027		190,000	188,068
Navient Corp 5.5% 3/15/2029		245,000	235,698
Navient Corp 5.625% 8/1/2033		1,653,000	1,454,052
Navient Corp 6.75% 6/15/2026		225,000	227,840
Navient Corp 7.875% 6/15/2032		1,210,000	1,220,345
Navient Corp 9.375% 7/25/2030		1,375,000	1,497,508
OneMain Finance Corp 3.5% 1/15/2027		315,000	305,201
OneMain Finance Corp 3.875% 9/15/2028		1,770,000	1,659,673
OneMain Finance Corp 4% 9/15/2030		250,000	224,944
OneMain Finance Corp 6.625% 1/15/2028		71,000	72,317
OneMain Finance Corp 6.625% 5/15/2029		290,000	293,233
OneMain Finance Corp 6.75% 3/15/2032		515,000	511,886
OneMain Finance Corp 7.125% 11/15/2031		510,000	517,717
OneMain Finance Corp 7.125% 3/15/2026		655,000	663,868
OneMain Finance Corp 7.125% 9/15/2032 (o)(r)		655,000	659,075
OneMain Finance Corp 7.5% 5/15/2031		795,000	816,552
OneMain Finance Corp 9% 1/15/2029		2,075,000	2,174,747
PRA Group Inc 5% 10/1/2029 (d)		100,000	89,705
PRA Group Inc 8.875% 1/31/2030 (d)		518,000	530,969
PROG Holdings Inc 6% 11/15/2029 (d)		970,000	921,440
RFNA LP 7.875% 2/15/2030 (d)		160,000	160,399
SLM Corp 6.5% 1/31/2030		295,000	304,183
			20,941,446
Financial Services - 1.6%
Azorra Finance Ltd 7.75% 4/15/2030 (d)		370,000	371,141
Block Inc 3.5% 6/1/2031		750,000	677,687
Block Inc 6.5% 5/15/2032		671,000	685,753
Boost Newco Borrower LLC 7.5% 1/15/2031 (d)		2,895,000	3,063,081
Clue Opco LLC 9.5% 10/15/2031 (d)		1,175,000	1,209,744
Freedom Mortgage Corp 12% 10/1/2028 (d)		50,000	53,634
Freedom Mortgage Corp 12.25% 10/1/2030 (d)		275,000	303,933
Freedom Mortgage Corp 6.625% 1/15/2027 (d)		535,000	533,664
Freedom Mortgage Corp 7.625% 5/1/2026 (d)		225,000	224,602
Freedom Mortgage Holdings LLC 8.375% 4/1/2032 (d)		150,000	148,151
Freedom Mortgage Holdings LLC 9.125% 5/15/2031 (d)		125,000	127,475
Freedom Mortgage Holdings LLC 9.25% 2/1/2029 (d)		135,000	139,188
HA Sustainable Infrastructure Capital Inc 6.375% 7/1/2034		1,130,000	1,102,139
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (d)		98,000	95,530
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029		1,270,000	1,037,326
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		45,000	42,821
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026		506,000	501,259
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		55,000	49,855
Jefferson Capital Holdin 8.25% 5/15/2030 (d)		180,000	184,243
LD Holdings Group LLC 6.125% 4/1/2028 (d)		200,000	163,401
Midcap Financial Issuer Trust 5.625% 1/15/2030 (d)		775,000	699,232
Midcap Financial Issuer Trust 6.5% 5/1/2028 (d)		1,580,000	1,536,132
MPH Acquisition Holdings LLC 11.5% 12/31/2030 pay-in-kind (c)(d)		183,056	180,520
MPH Acquisition Holdings LLC 5.75% 12/31/2030 (d)		350,506	279,529
Nationstar Mortgage Holdings Inc 5.125% 12/15/2030 (d)		665,000	662,136
Nationstar Mortgage Holdings Inc 5.5% 8/15/2028 (d)		318,000	317,306
Nationstar Mortgage Holdings Inc 5.75% 11/15/2031 (d)		220,000	220,345
Nationstar Mortgage Holdings Inc 6% 1/15/2027 (d)		225,000	225,034
Nationstar Mortgage Holdings Inc 6.5% 8/1/2029 (d)		125,000	127,315
NCR Atleos Corp 9.5% 4/1/2029 (d)		602,000	657,577
NFE Financing LLC 12% 11/15/2029 (d)		407,820	174,967
P&L Development LLC / PLD Finance Corp 12% 5/15/2029 pay-in-kind (c)(d)		55,289	55,564
PennyMac Financial Services Inc 4.25% 2/15/2029 (d)		465,000	441,428
PennyMac Financial Services Inc 5.75% 9/15/2031 (d)		100,000	96,309
PennyMac Financial Services Inc 6.875% 2/15/2033 (d)		1,060,000	1,065,692
PennyMac Financial Services Inc 6.875% 5/15/2032 (d)		740,000	743,478
PennyMac Financial Services Inc 7.125% 11/15/2030 (d)		880,000	899,436
PennyMac Financial Services Inc 7.875% 12/15/2029 (d)		832,000	876,330
PHH Escrow Issuer LLC/PHH Corp 9.875% 11/1/2029 (d)		225,000	220,946
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 2.875% 10/15/2026 (d)		125,000	121,055
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 3.625% 3/1/2029 (d)		150,000	139,947
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 3.875% 3/1/2031 (d)		125,000	113,102
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 4% 10/15/2033 (d)		675,000	583,105
Saks Global Enterprises LLC 11% 12/15/2029 (d)		446,000	214,080
Saks Global Enterprises LLC 11% 12/15/2029 (d)		50,000	22,375
Scientific Games Holdings LP/Scientific Games US FinCo Inc 6.625% 3/1/2030 (d)		1,125,000	1,066,468
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 5.5% 5/15/2033 (d)	EUR	450,000	524,462
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (d)		740,000	755,020
United Wholesale Mortgage LLC 5.5% 11/15/2025 (d)		75,000	74,875
United Wholesale Mortgage LLC 5.5% 4/15/2029 (d)		450,000	430,787
United Wholesale Mortgage LLC 5.75% 6/15/2027 (d)		75,000	73,928
UWM Holdings LLC 6.625% 2/1/2030 (d)		1,820,000	1,784,365
Walker & Dunlop Inc 6.625% 4/1/2033 (d)		160,000	162,013
WEX Inc 6.5% 3/15/2033 (d)		540,000	534,091
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (d)		1,242,000	1,292,607
			28,086,183
Insurance - 1.2%
Acrisure LLC / Acrisure Finance Inc 4.25% 2/15/2029 (d)		80,000	76,672
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (d)		1,220,000	1,258,795
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (d)		1,773,000	1,833,495
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (d)		1,010,000	1,055,521
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 5.875% 11/1/2029 (d)		355,000	348,602
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (d)		35,000	35,280
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/2027 (d)		1,531,000	1,530,450
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (d)		100,000	101,400
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (d)		2,785,000	2,848,621
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.375% 10/1/2032 (d)		2,600,000	2,672,501
AmWINS Group Inc 4.875% 6/30/2029 (d)		620,000	593,985
AmWINS Group Inc 6.375% 2/15/2029 (d)		165,000	167,312
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (d)		280,000	277,035
HUB International Ltd 5.625% 12/1/2029 (d)		80,000	79,342
HUB International Ltd 7.25% 6/15/2030 (d)		2,230,000	2,322,371
HUB International Ltd 7.375% 1/31/2032 (d)		2,970,000	3,099,489
Panther Escrow Issuer LLC 7.125% 6/1/2031 (d)		1,685,000	1,743,139
Ryan Specialty LLC 4.375% 2/1/2030 (d)		255,000	242,518
Ryan Specialty LLC 5.875% 8/1/2032 (d)		305,000	303,091
USI Inc/NY 7.5% 1/15/2032 (d)		545,000	571,274
			21,160,893
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Apollo Commercial Real Estate Finance Inc 4.625% 6/15/2029 (d)		870,000	812,414
Rithm Capital Corp 8% 4/1/2029 (d)		80,000	80,213
Starwood Property Trust Inc 3.625% 7/15/2026 (d)		40,000	39,054
Starwood Property Trust Inc 4.375% 1/15/2027 (d)		50,000	49,106
Starwood Property Trust Inc 6% 4/15/2030 (d)		180,000	179,479
Starwood Property Trust Inc 6.5% 10/15/2030 (d)		390,000	394,680
Starwood Property Trust Inc 6.5% 7/1/2030 (d)		685,000	694,723
Starwood Property Trust Inc 7.25% 4/1/2029 (d)		410,000	426,226
			2,675,895
TOTAL FINANCIALS			81,849,054

Health Care - 3.3%
Biotechnology - 0.0%
Emergent BioSolutions Inc 3.875% 8/15/2028 (d)		362,000	274,186
Health Care Equipment & Supplies - 0.6%
AdaptHealth LLC 4.625% 8/1/2029 (d)		1,113,000	1,027,978
AdaptHealth LLC 5.125% 3/1/2030 (d)		459,000	424,174
Avantor Funding Inc 3.875% 11/1/2029 (d)		85,000	79,276
Bausch + Lomb Corp 8.375% 10/1/2028 (d)		905,000	935,643
Insulet Corp 6.5% 4/1/2033 (d)		95,000	97,684
Medline Borrower LP 3.875% 4/1/2029 (d)		2,075,000	1,955,618
Medline Borrower LP 5.25% 10/1/2029 (d)		2,055,000	2,008,258
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (d)		3,190,000	3,246,029
Sotera Health Holdings LLC 7.375% 6/1/2031 (d)		125,000	129,840
			9,904,500
Health Care Providers & Services - 2.1%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (d)		165,000	168,126
AMN Healthcare Inc 4% 4/15/2029 (d)		575,000	528,340
AMN Healthcare Inc 4.625% 10/1/2027 (d)		300,000	290,256
CHS/Community Health Systems Inc 10.875% 1/15/2032 (d)		1,335,000	1,422,935
CHS/Community Health Systems Inc 4.75% 2/15/2031 (d)		1,130,000	967,229
CHS/Community Health Systems Inc 5.25% 5/15/2030 (d)		2,045,000	1,841,617
CHS/Community Health Systems Inc 6% 1/15/2029 (d)		625,000	600,489
CHS/Community Health Systems Inc 6.125% 4/1/2030 (d)		1,065,000	822,722
CHS/Community Health Systems Inc 6.875% 4/15/2029 (d)		241,000	201,430
Concentra Health Services Inc 6.875% 7/15/2032 (d)		350,000	360,089
CVS Health Corp 6.75% 12/10/2054 (c)		2,361,000	2,298,178
CVS Health Corp 7% 3/10/2055 (c)		1,266,000	1,275,200
DaVita Inc 3.75% 2/15/2031 (d)		2,670,000	2,364,862
DaVita Inc 4.625% 6/1/2030 (d)		1,155,000	1,079,279
DaVita Inc 6.75% 7/15/2033 (d)		505,000	510,215
DaVita Inc 6.875% 9/1/2032 (d)		1,340,000	1,361,228
HAH Group Holding Co LLC 9.75% 10/1/2031 (d)		288,000	286,830
LifePoint Health Inc 10% 6/1/2032 (d)		1,237,000	1,294,000
LifePoint Health Inc 11% 10/15/2030 (d)		2,150,000	2,363,583
LifePoint Health Inc 5.375% 1/15/2029 (d)		1,760,000	1,662,276
LifePoint Health Inc 9.875% 8/15/2030 (d)		400,000	428,554
ModivCare Inc 5% 10/1/2029 (d)		60,000	3,000
Molina Healthcare Inc 3.875% 5/15/2032 (d)		370,000	330,438
Molina Healthcare Inc 4.375% 6/15/2028 (d)		680,000	659,599
Molina Healthcare Inc 6.25% 1/15/2033 (d)		1,068,000	1,066,278
Owens & Minor Inc 10% 4/15/2030 (d)		385,000	402,126
Owens & Minor Inc 4.5% 3/31/2029 (d)		155,000	126,688
Owens & Minor Inc 6.625% 4/1/2030 (d)		145,000	122,796
Pediatrix Medical Group Inc 5.375% 2/15/2030 (d)		225,000	217,809
Prime Healthcare Services Inc 9.375% 9/1/2029 (d)		650,000	660,393
Radiology Partners Inc 7.775% 1/31/2029 pay-in-kind (c)(d)		392,522	394,485
Radiology Partners Inc 9.781% 2/15/2030 pay-in-kind (c)(d)		20,978	20,253
Select Medical Corp 6.25% 12/1/2032 (d)		245,000	242,807
Star Parent Inc 9% 10/1/2030 (d)		568,000	587,067
Surgery Center Holdings Inc 7.25% 4/15/2032 (d)		155,000	154,701
Tenet Healthcare Corp 4.25% 6/1/2029		1,620,000	1,555,578
Tenet Healthcare Corp 4.375% 1/15/2030		2,835,000	2,709,654
Tenet Healthcare Corp 6.125% 10/1/2028		1,760,000	1,762,557
Tenet Healthcare Corp 6.125% 6/15/2030		2,035,000	2,053,272
Tenet Healthcare Corp 6.75% 5/15/2031		530,000	545,928
Tenet Healthcare Corp 6.875% 11/15/2031		1,205,000	1,263,288
US Acute Care Solutions LLC 9.75% 5/15/2029 (d)		515,000	523,440
			37,529,595
Health Care Technology - 0.1%
AthenaHealth Group Inc 6.5% 2/15/2030 (d)		1,540,000	1,483,825
IQVIA Inc 6.5% 5/15/2030 (d)		200,000	204,269
			1,688,094
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International Inc 3.75% 3/15/2029 (d)		225,000	208,418
Charles River Laboratories International Inc 4% 3/15/2031 (d)		180,000	161,414
			369,832
Pharmaceuticals - 0.5%
1261229 BC Ltd 10% 4/15/2032 (d)		3,500,000	3,465,059
Bausch Health Americas Inc 8.5% 1/31/2027 (d)		45,000	42,413
Bausch Health Americas Inc 9.25% 4/1/2026 (d)		385,000	379,302
Bausch Health Cos Inc 11% 9/30/2028 (d)		236,000	226,434
Bausch Health Cos Inc 4.875% 6/1/2028 (d)		560,000	457,100
Bausch Health Cos Inc 5% 1/30/2028 (d)		750,000	593,850
Bausch Health Cos Inc 5% 2/15/2029 (d)		25,000	15,875
Bausch Health Cos Inc 5.25% 1/30/2030 (d)		1,113,000	631,740
Bausch Health Cos Inc 5.25% 2/15/2031 (d)		25,000	13,294
Bausch Health Cos Inc 6.25% 2/15/2029 (d)		160,000	104,407
Bausch Health Cos Inc 7% 1/15/2028 (d)		25,000	20,250
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (d)		135,000	126,809
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (d)		1,745,000	1,466,290
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (d)		295,000	274,442
Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875% 5/15/2034 (d)		95,000	81,933
Perrigo Finance Unlimited Co 6.125% 9/30/2032		485,000	484,142
			8,383,340
TOTAL HEALTH CARE			58,149,547

Industrials - 4.4%
Aerospace & Defense - 0.9%
ATI Inc 5.125% 10/1/2031		240,000	231,602
ATI Inc 7.25% 8/15/2030		669,000	700,542
Axon Enterprise Inc 6.125% 3/15/2030 (d)		815,000	831,219
Axon Enterprise Inc 6.25% 3/15/2033 (d)		655,000	664,548
Boeing Co 2.196% 2/4/2026		150,000	147,344
Boeing Co 5.805% 5/1/2050		135,000	126,418
Boeing Co 5.93% 5/1/2060		95,000	87,951
Goat Holdco LLC 6.75% 2/1/2032 (d)		345,000	343,670
OneSky Flight LLC 8.875% 12/15/2029 (d)		215,000	216,770
Spirit AeroSystems Inc 9.75% 11/15/2030 (d)		115,000	126,990
TransDigm Inc 4.625% 1/15/2029		1,085,000	1,050,795
TransDigm Inc 5.5% 11/15/2027		375,000	374,707
TransDigm Inc 6% 1/15/2033 (d)		1,145,000	1,132,991
TransDigm Inc 6.375% 3/1/2029 (d)		960,000	975,645
TransDigm Inc 6.375% 5/31/2033 (d)		2,085,000	2,059,982
TransDigm Inc 6.625% 3/1/2032 (d)		1,740,000	1,777,419
TransDigm Inc 6.75% 8/15/2028 (d)		110,000	111,788
TransDigm Inc 6.875% 12/15/2030 (d)		2,461,000	2,538,074
TransDigm Inc 7.125% 12/1/2031 (d)		1,524,000	1,576,503
			15,074,958
Air Freight & Logistics - 0.1%
Rand Parent LLC 8.5% 2/15/2030 (d)		1,185,000	1,167,681
Stonepeak Nile Parent LLC 7.25% 3/15/2032 (d)		300,000	310,710
			1,478,391
Building Products - 0.6%
Advanced Drainage Systems Inc 5% 9/30/2027 (d)		40,000	39,534
Advanced Drainage Systems Inc 6.375% 6/15/2030 (d)		935,000	946,470
BCPE Ulysses Intermediate Inc 7.75% 4/1/2027 pay-in-kind (c)(d)		655,000	622,315
Builders FirstSource Inc 4.25% 2/1/2032 (d)		275,000	249,509
Builders FirstSource Inc 5% 3/1/2030 (d)		70,000	67,779
Builders FirstSource Inc 6.375% 3/1/2034 (d)		530,000	528,056
Builders FirstSource Inc 6.375% 6/15/2032 (d)		339,000	342,172
Builders FirstSource Inc 6.75% 5/15/2035 (d)		940,000	945,349
Cornerstone Building Brands Inc 6.125% 1/15/2029 (d)		675,000	489,980
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (d)		985,000	994,962
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (d)		275,000	281,408
Griffon Corp 5.75% 3/1/2028		150,000	149,095
Masterbrand Inc 7% 7/15/2032 (d)		95,000	94,465
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (d)		1,049,000	1,056,896
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (d)		280,000	258,143
New Enterprise Stone & Lime Co Inc 5.25% 7/15/2028 (d)		970,000	951,914
Oscar AcquisitionCo LLC / Oscar Finance Inc 9.5% 4/15/2030 (d)		300,000	240,624
Shea Homes LP / Shea Homes Funding Corp 4.75% 2/15/2028		600,000	583,500
Shea Homes LP / Shea Homes Funding Corp 4.75% 4/1/2029		175,000	167,684
Standard Building Solutions Inc 6.5% 8/15/2032 (d)		1,145,000	1,162,836
Standard Industries Inc/NY 3.375% 1/15/2031 (d)		130,000	115,022
Standard Industries Inc/NY 4.375% 7/15/2030 (d)		945,000	886,897
Standard Industries Inc/NY 4.75% 1/15/2028 (d)		125,000	122,743
			11,297,353
Commercial Services & Supplies - 1.1%
ACCO Brands Corp 4.25% 3/15/2029 (d)		510,000	450,505
ADT Security Corp/The 4.125% 8/1/2029 (d)		180,000	171,663
Allied Universal Holdco LLC / Allied Universal Finance Corp 6% 6/1/2029 (d)		1,750,000	1,656,560
Allied Universal Holdco LLC / Allied Universal Finance Corp 9.75% 7/15/2027 (d)		2,820,000	2,843,174
Allied Universal Holdco LLC 7.875% 2/15/2031 (d)		1,717,000	1,779,446
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (d)		915,000	874,013
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (d)		585,000	560,007
Artera Services LLC 8.5% 2/15/2031 (d)		1,475,000	1,253,459
Brand Industrial Services Inc 10.375% 8/1/2030 (d)		1,270,000	1,139,097
Clean Harbors Inc 6.375% 2/1/2031 (d)		95,000	96,673
CoreCivic Inc 4.75% 10/15/2027		115,000	112,240
CoreCivic Inc 8.25% 4/15/2029		775,000	819,124
GEO Group Inc/The 10.25% 4/15/2031		380,000	416,536
GEO Group Inc/The 8.625% 4/15/2029		300,000	316,673
GFL Environmental Inc 3.5% 9/1/2028 (d)		90,000	85,730
GFL Environmental Inc 4% 8/1/2028 (d)		275,000	264,361
GFL Environmental Inc 4.375% 8/15/2029 (d)		455,000	436,921
GFL Environmental Inc 4.75% 6/15/2029 (d)		110,000	107,319
GFL Environmental Inc 6.75% 1/15/2031 (d)		130,000	134,849
Madison IAQ LLC 4.125% 6/30/2028 (d)		745,000	717,076
Madison IAQ LLC 5.875% 6/30/2029 (d)		885,000	856,070
Neptune Bidco US Inc 9.29% 4/15/2029 (d)		1,615,000	1,528,194
OT Midco Inc 10% 2/15/2030 (d)		495,000	412,395
Reworld Holding Corp 4.875% 12/1/2029 (d)		790,000	747,999
Reworld Holding Corp 5% 9/1/2030		235,000	219,125
Veritiv Operating CO 10.5% 11/30/2030 (d)		195,000	207,403
VT Topco Inc 8.5% 8/15/2030 (d)		100,000	106,026
Waste Pro USA Inc 7% 2/1/2033 (d)		300,000	307,599
Williams Scotsman Inc 6.625% 4/15/2030 (d)		240,000	245,984
Williams Scotsman Inc 6.625% 6/15/2029 (d)		550,000	560,869
Williams Scotsman Inc 7.375% 10/1/2031 (d)		768,000	799,091
			20,226,181
Construction & Engineering - 0.2%
Amsted Industries Inc 4.625% 5/15/2030 (d)		415,000	401,302
Amsted Industries Inc 6.375% 3/15/2033 (d)		295,000	299,422
Arcosa Inc 6.875% 8/15/2032 (d)		260,000	266,627
Maxim Crane Works Holdings Capital LLC 11.5% 9/1/2028 (d)		430,000	440,576
Pike Corp 5.5% 9/1/2028 (d)		84,000	83,312
Pike Corp 8.625% 1/31/2031 (d)		830,000	893,977
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (d)		585,000	593,980
			2,979,196
Electrical Equipment - 0.1%
EnerSys 6.625% 1/15/2032 (d)		65,000	66,347
Sensata Technologies BV 4% 4/15/2029 (d)		330,000	309,771
Sensata Technologies BV 5.875% 9/1/2030 (d)		1,255,000	1,241,142
WESCO Distribution Inc 6.375% 3/15/2029 (d)		140,000	142,905
WESCO Distribution Inc 6.375% 3/15/2033 (d)		480,000	488,911
WESCO Distribution Inc 6.625% 3/15/2032 (d)		140,000	143,322
WESCO Distribution Inc 7.25% 6/15/2028 (d)		215,000	217,541
			2,609,939
Ground Transportation - 0.3%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 4.75% 4/1/2028 (d)		350,000	335,236
Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.375% 3/1/2029 (d)		150,000	141,436
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8% 2/15/2031 (d)		430,000	435,177
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.25% 1/15/2030 (d)		800,000	813,688
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 6/15/2032 (d)		255,000	256,921
Genesee & Wyoming Inc 6.25% 4/15/2032 (d)		1,200,000	1,218,721
RXO Inc 7.5% 11/15/2027 (d)		220,000	224,675
Watco Cos LLC / Watco Finance Corp 7.125% 8/1/2032 (d)		615,000	632,966
XPO Inc 6.25% 6/1/2028 (d)		305,000	308,048
XPO Inc 7.125% 2/1/2032 (d)		275,000	285,434
XPO Inc 7.125% 6/1/2031 (d)		90,000	93,183
			4,745,485
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.75% 6/15/2029 (d)		110,000	106,559
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 5.25% 10/1/2025 (d)		20,000	19,975
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7% 7/15/2031 (d)		170,000	176,299
			302,833
Machinery - 0.2%
Chart Industries Inc 7.5% 1/1/2030 (d)		325,000	339,235
Chart Industries Inc 9.5% 1/1/2031 (d)		220,000	234,440
Enpro Inc 6.125% 6/1/2033 (d)		905,000	911,731
Mueller Water Products Inc 4% 6/15/2029 (d)		958,000	908,890
Stevens Holding Co Inc 6.125% 10/1/2026 (d)		370,000	367,688
Terex Corp 5% 5/15/2029 (d)		310,000	298,719
Terex Corp 6.25% 10/15/2032 (d)		165,000	162,260
Titan International Inc 7% 4/30/2028		385,000	378,062
Trinity Industries Inc 7.75% 7/15/2028 (d)		225,000	233,813
			3,834,838
Passenger Airlines - 0.3%
American Airlines 2016-3 Class A Pass Through Trust 7.25% 2/15/2028 (d)		90,000	90,900
American Airlines 2016-3 Class A Pass Through Trust 8.5% 5/15/2029 (d)		115,000	119,153
American Airlines Group Inc 10.75% 2/15/2026 pay-in-kind (c)(d)		400,000	403,002
American Airlines Group Inc 10.75% 2/15/2026 pay-in-kind (c)(d)		100,000	100,751
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (d)		301,667	301,151
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.75% 4/20/2029 (d)		1,445,000	1,418,958
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (d)		385,000	380,829
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 11% 3/6/2030 pay-in-kind (c)(d)		40,991	31,768
United Airlines Inc 4.375% 4/15/2026 (d)		565,000	558,304
United Airlines Inc 4.625% 4/15/2029 (d)		1,525,000	1,448,524
			4,853,340
Professional Services - 0.1%
Amentum Holdings Inc 7.25% 8/1/2032 (d)		445,000	453,937
CACI International Inc 6.375% 6/15/2033 (d)(o)(r)		925,000	942,982
TriNet Group Inc 3.5% 3/1/2029 (d)		225,000	207,946
TriNet Group Inc 7.125% 8/15/2031 (d)		90,000	92,790
			1,697,655
Trading Companies & Distributors - 0.5%
Alta Equipment Group Inc 9% 6/1/2029 (d)		245,000	214,039
Dcli Bidco LLC 7.75% 11/15/2029 (d)		235,000	236,803
Fortress Transportation and Infrastructure Investors LLC 7% 6/15/2032 (d)		125,000	127,782
Fortress Transportation and Infrastructure Investors LLC 7.875% 12/1/2030 (d)		190,000	199,666
Foundation Building Materials Inc 6% 3/1/2029 (d)		485,000	413,105
H&E Equipment Services Inc 3.875% 12/15/2028 (d)		900,000	906,907
Herc Holdings Escrow Inc 7% 6/15/2030 (d)(o)		1,450,000	1,493,827
Herc Holdings Escrow Inc 7.25% 6/15/2033 (d)(o)		510,000	524,888
Herc Holdings Inc 5.5% 7/15/2027 (d)		140,000	138,981
Herc Holdings Inc 6.625% 6/15/2029 (d)		305,000	308,960
QXO Building Products Inc 6.75% 4/30/2032 (d)		930,000	953,575
United Rentals North America Inc 3.75% 1/15/2032		150,000	134,661
United Rentals North America Inc 3.875% 2/15/2031		995,000	918,078
United Rentals North America Inc 4% 7/15/2030		627,000	588,579
United Rentals North America Inc 4.875% 1/15/2028		525,000	519,429
United Rentals North America Inc 6.125% 3/15/2034 (d)		705,000	714,594
			8,393,874
Transportation Infrastructure - 0.0%
Star Leasing Co LLC 7.625% 2/15/2030 (d)		310,000	291,605
TOTAL INDUSTRIALS			77,785,648

Information Technology - 1.9%
Communications Equipment - 0.1%
CommScope LLC 4.75% 9/1/2029 (d)		335,000	320,773
Hughes Satellite Systems Corp 6.625% 8/1/2026		230,000	161,200
Viasat Inc 6.5% 7/15/2028 (d)		145,000	133,086
Viasat Inc 7.5% 5/30/2031 (d)		740,000	590,397
			1,205,456
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp 5% 12/15/2029 (d)		250,000	242,241
Insight Enterprises Inc 6.625% 5/15/2032 (d)		140,000	142,651
Lightning Power LLC 7.25% 8/15/2032 (d)		118,000	123,718
Sensata Technologies Inc 3.75% 2/15/2031 (d)		270,000	239,743
Sensata Technologies Inc 6.625% 7/15/2032 (d)		200,000	201,789
TTM Technologies Inc 4% 3/1/2029 (d)		188,000	178,691
Zebra Technologies Corp 6.5% 6/1/2032 (d)		120,000	122,139
			1,250,972
IT Services - 0.3%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (d)		650,000	618,564
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (d)		215,000	219,692
ASGN Inc 4.625% 5/15/2028 (d)		175,000	168,822
Cogent Communications Group Inc / Cogent Communications Finance Inc 7% 6/15/2027 (d)		300,000	301,855
CoreWeave Inc 9.25% 6/1/2030 (d)		795,000	794,108
Fortress Intermediate 3 Inc 7.5% 6/1/2031 (d)		785,000	811,337
GCI LLC 4.75% 10/15/2028 (d)		209,000	196,567
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (d)		570,000	532,066
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (d)		100,000	99,408
Sabre GLBL Inc 10.75% 11/15/2029 (d)		1,240,000	1,264,800
Sabre GLBL Inc 11.125% 7/15/2030 (d)(o)(r)		295,000	302,670
Twilio Inc 3.625% 3/15/2029		670,000	630,482
			5,940,371
Semiconductors & Semiconductor Equipment - 0.2%
Entegris Inc 3.625% 5/1/2029 (d)		280,000	261,109
Entegris Inc 4.375% 4/15/2028 (d)		150,000	144,820
Entegris Inc 4.75% 4/15/2029 (d)		200,000	194,194
Entegris Inc 5.95% 6/15/2030 (d)		3,075,000	3,076,688
ON Semiconductor Corp 3.875% 9/1/2028 (d)		10,000	9,550
Wolfspeed Inc 7.9583% 6/23/2030 (d)(g)(i)(q)		300,845	289,564
			3,975,925
Software - 1.1%
Clarivate Science Holdings Corp 4.875% 7/1/2029 (d)		200,000	184,985
Cloud Software Group Inc 6.5% 3/31/2029 (d)		130,000	129,853
Cloud Software Group Inc 8.25% 6/30/2032 (d)		1,535,000	1,614,010
Cloud Software Group Inc 9% 9/30/2029 (d)		5,960,000	6,100,531
Elastic NV 4.125% 7/15/2029 (d)		170,000	159,404
Fair Isaac Corp 6% 5/15/2033 (d)		950,000	948,207
Gen Digital Inc 6.25% 4/1/2033 (d)		460,000	465,107
Gen Digital Inc 6.75% 9/30/2027 (d)		75,000	76,295
Gen Digital Inc 7.125% 9/30/2030 (d)		885,000	913,487
Helios Software Holdings Inc / ION Corporate Solutions Finance Sarl 8.75% 5/1/2029 (d)		140,000	142,139
McAfee Corp 7.375% 2/15/2030 (d)		3,580,000	3,310,379
NCR Voyix Corp 5.125% 4/15/2029 (d)		533,000	519,476
Rackspace Finance LLC 3.5% 5/15/2028 (d)		396,625	142,785
SS&C Technologies Inc 5.5% 9/30/2027 (d)		275,000	274,693
SS&C Technologies Inc 6.5% 6/1/2032 (d)		400,000	410,717
UKG Inc 6.875% 2/1/2031 (d)		3,455,000	3,560,015
			18,952,083
Technology Hardware, Storage & Peripherals - 0.1%
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (d)		340,000	340,646
Seagate HDD Cayman 5.75% 12/1/2034		245,000	240,543
Seagate HDD Cayman 8.25% 12/15/2029		85,000	90,604
Seagate HDD Cayman 8.5% 7/15/2031		105,000	112,110
Western Digital Corp 2.85% 2/1/2029		331,000	302,500
Western Digital Corp 3.1% 2/1/2032		140,000	120,858
Western Digital Corp 4.75% 2/15/2026		99,000	98,672
			1,305,933
TOTAL INFORMATION TECHNOLOGY			32,630,740

Materials - 2.7%
Chemicals - 1.1%
Ashland Inc 3.375% 9/1/2031 (d)		250,000	215,385
Ashland Inc 6.875% 5/15/2043		275,000	279,864
ASP Unifrax Holdings Inc 7.1% 9/30/2029 pay-in-kind (c)(d)		250,108	102,542
Avient Corp 6.25% 11/1/2031 (d)		410,000	410,574
Avient Corp 7.125% 8/1/2030 (d)		1,465,000	1,509,683
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (d)		500,000	523,002
Celanese US Holdings LLC 6.5% 4/15/2030		200,000	201,539
Celanese US Holdings LLC 6.75% 4/15/2033		390,000	379,579
Celanese US Holdings LLC 6.85% 11/15/2028 (c)		200,000	207,073
Celanese US Holdings LLC 7.05% 11/15/2030 (c)		165,000	170,046
Celanese US Holdings LLC 7.2% 11/15/2033 (c)		2,200,000	2,296,591
Chemours Co/The 4.625% 11/15/2029 (d)		395,000	323,116
Chemours Co/The 5.375% 5/15/2027		165,000	161,520
Chemours Co/The 5.75% 11/15/2028 (d)		565,000	505,904
Chemours Co/The 8% 1/15/2033 (d)		630,000	549,263
CVR Partners LP / CVR Nitrogen Finance Corp 6.125% 6/15/2028 (d)		1,767,000	1,757,455
GPD Cos Inc 10.125% 4/1/2026 (d)		650,000	625,012
GrafTech Finance Inc 4.625% 12/23/2029 (d)		450,000	280,796
Iris Holding Inc 10% 12/15/2028 (d)		175,000	153,970
Kobe US Midco 2 Inc 9.25% 11/1/2026 pay-in-kind (c)(d)		533,595	472,899
Mativ Holdings Inc 8% 10/1/2029 (d)		270,000	230,345
Methanex US Operations Inc 6.25% 3/15/2032 (d)		505,000	488,699
Olin Corp 5% 2/1/2030		985,000	932,300
Olin Corp 6.625% 4/1/2033 (d)		435,000	416,367
Olympus Water US Holding Corp 6.25% 10/1/2029 (d)		1,270,000	1,178,903
Olympus Water US Holding Corp 7.125% 10/1/2027 (d)		200,000	203,342
Olympus Water US Holding Corp 7.25% 6/15/2031 (d)		445,000	445,000
Olympus Water US Holding Corp 9.75% 11/15/2028 (d)		925,000	969,831
Scih Salt Hldgs Inc 4.875% 5/1/2028 (d)		80,000	77,657
Scih Salt Hldgs Inc 6.625% 5/1/2029 (d)		225,000	220,749
SCIL IV LLC / SCIL USA Holdings LLC 5.375% 11/1/2026 (d)		175,000	174,114
Scotts Miracle-Gro Co/The 4% 4/1/2031		950,000	852,903
Scotts Miracle-Gro Co/The 4.375% 2/1/2032		150,000	135,007
SK Invictus Intermediate II Sarl 5% 10/30/2029 (d)		275,000	261,098
Tronox Inc 4.625% 3/15/2029 (d)		1,030,000	861,139
WR Grace Holdings LLC 5.625% 8/15/2029 (d)		1,315,000	1,158,667
WR Grace Holdings LLC 7.375% 3/1/2031 (d)		305,000	308,062
			20,039,996
Construction Materials - 0.4%
Brundage-Bone Concrete Pumping Holdings Inc 7.5% 2/1/2032 (d)		80,000	79,860
Quikrete Holdings Inc 6.375% 3/1/2032 (d)		3,480,000	3,536,226
Quikrete Holdings Inc 6.75% 3/1/2033 (d)		2,165,000	2,196,925
Smyrna Ready Mix Concrete LLC 6% 11/1/2028 (d)		610,000	601,142
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (d)		355,000	364,548
White Cap Buyer LLC 6.875% 10/15/2028 (d)		270,000	264,683
			7,043,384
Containers & Packaging - 0.4%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (d)		870,000	771,810
Ball Corp 6% 6/15/2029		60,000	61,176
Ball Corp 6.875% 3/15/2028		900,000	921,762
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (d)		23,000	23,197
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (d)		625,000	631,611
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (d)		140,000	141,967
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (d)		625,000	639,145
Crown Americas LLC 5.875% 6/1/2033 (d)		365,000	362,515
Graham Packaging Co Inc 7.125% 8/15/2028 (d)		395,000	387,814
Graphic Packaging International LLC 3.5% 3/15/2028 (d)		250,000	237,156
Graphic Packaging International LLC 3.75% 2/1/2030 (d)		570,000	525,368
Graphic Packaging International LLC 6.375% 7/15/2032 (d)		165,000	165,244
Mauser Packaging Solutions Holding Co 7.875% 4/15/2027 (d)		520,000	524,933
Owens-Brockway Glass Container Inc 7.25% 5/15/2031 (d)		40,000	40,067
Sealed Air Corp 5% 4/15/2029 (d)		250,000	245,460
Sealed Air Corp 6.5% 7/15/2032 (d)		115,000	117,779
Sealed Air Corp/Sealed Air Corp US 6.125% 2/1/2028 (d)		180,000	182,014
Sealed Air Corp/Sealed Air Corp US 7.25% 2/15/2031 (d)		170,000	177,638
Trident TPI Holdings Inc 12.75% 12/31/2028 (d)		1,185,000	1,239,105
TriMas Corp 4.125% 4/15/2029 (d)		75,000	70,591
			7,466,352
Metals & Mining - 0.7%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (d)		1,195,000	1,240,594
Alumina Pty Ltd 6.375% 9/15/2032 (d)		345,000	341,216
Arsenal AIC Parent LLC 11.5% 10/1/2031 (d)		1,070,000	1,191,510
Arsenal AIC Parent LLC 8% 10/1/2030 (d)		1,005,000	1,055,380
Big Riv Stl LLC / Brs Fin Corp 6.625% 1/31/2029 (d)		390,000	392,863
Carpenter Technology Corp 7.625% 3/15/2030		155,000	159,856
Cleveland-Cliffs Inc 6.75% 4/15/2030 (d)		330,000	296,249
Cleveland-Cliffs Inc 6.875% 11/1/2029 (d)		335,000	311,473
Cleveland-Cliffs Inc 7% 3/15/2032 (d)		385,000	332,081
Cleveland-Cliffs Inc 7.375% 5/1/2033 (d)		880,000	755,763
Cleveland-Cliffs Inc 7.5% 9/15/2031 (d)		535,000	481,091
Commercial Metals Co 3.875% 2/15/2031		120,000	108,650
Commercial Metals Co 4.125% 1/15/2030		290,000	273,111
Constellium SE 6.375% 8/15/2032 (d)		565,000	562,613
Hecla Mining Co 7.25% 2/15/2028		1,730,000	1,742,086
Kaiser Aluminum Corp 4.5% 6/1/2031 (d)		50,000	45,938
Kaiser Aluminum Corp 4.625% 3/1/2028 (d)		89,000	86,497
Novelis Corp 3.875% 8/15/2031 (d)		175,000	155,580
Novelis Corp 4.75% 1/30/2030 (d)		1,115,000	1,059,958
Novelis Corp 6.875% 1/30/2030 (d)		840,000	866,237
Roller Bearing Co of America Inc 4.375% 10/15/2029 (d)		225,000	214,799
Vibrantz Technologies Inc 9% 2/15/2030 (d)		990,000	697,950
			12,371,495
Paper & Forest Products - 0.1%
LABL Inc 10.5% 7/15/2027 (d)		620,000	588,751
LABL Inc 5.875% 11/1/2028 (d)		100,000	85,248
LABL Inc 8.625% 10/1/2031 (d)		225,000	186,287
LABL Inc 9.5% 11/1/2028 (d)		125,000	112,572
Magnera Corp 7.25% 11/15/2031 (d)		225,000	205,875
			1,178,733
TOTAL MATERIALS			48,099,960

Real Estate - 1.2%
Diversified REITs - 0.3%
Safehold GL Holdings LLC 2.8% 6/15/2031		356,000	312,768
Safehold GL Holdings LLC 2.85% 1/15/2032		220,000	187,082
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (d)		1,185,000	1,079,547
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (d)		1,759,000	1,866,086
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 4.75% 4/15/2028 (d)		225,000	218,861
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (d)		1,115,000	1,051,265
			4,715,609
Health Care REITs - 0.2%
CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/2028 (d)		175,000	167,226
Diversified Healthcare Trust 4.375% 3/1/2031		500,000	411,777
Diversified Healthcare Trust 4.75% 2/15/2028		25,000	22,970
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		1,225,000	803,585
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		290,000	219,815
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		1,184,000	1,031,975
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (d)		985,000	1,009,668
Omega Healthcare Investors Inc 3.25% 4/15/2033		522,000	441,299
			4,108,315
Hotel & Resort REITs - 0.2%
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc 3.875% 2/15/2029 (d)		950,000	873,537
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (d)		655,000	619,530
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 5.875% 10/1/2028 (d)		100,000	98,534
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (d)		600,000	604,407
RHP Hotel Properties LP / RHP Finance Corp 4.5% 2/15/2029 (d)		725,000	699,950
RHP Hotel Properties LP / RHP Finance Corp 6.5% 4/1/2032 (d)		370,000	375,078
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (d)(o)		765,000	778,017
RHP Hotel Properties LP / RHP Finance Corp 7.25% 7/15/2028 (d)		100,000	103,101
			4,152,154
Real Estate Management & Development - 0.5%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (d)		163,200	149,086
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (d)		53,000	41,163
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (d)		91,000	74,621
Cushman & Wakefield US Borrower LLC 6.75% 5/15/2028 (d)		815,000	818,535
Five Point Operating Co LP / Five Point Capital Corp 10.5% 1/15/2028 (d)(q)		477,724	486,552
Forestar Group Inc 6.5% 3/15/2033 (d)		1,310,000	1,298,990
Greystar Real Estate Partners LLC 7.75% 9/1/2030 (d)		50,000	53,058
Howard Hughes Corp/The 4.125% 2/1/2029 (d)		1,060,000	996,495
Howard Hughes Corp/The 4.375% 2/1/2031 (d)		808,000	733,742
Howard Hughes Corp/The 5.375% 8/1/2028 (d)		1,455,000	1,427,309
Hunt Cos Inc 5.25% 4/15/2029 (d)		550,000	530,926
Kennedy-Wilson Inc 4.75% 2/1/2030		275,000	244,063
Taylor Morrison Communities Inc 5.125% 8/1/2030 (d)		813,000	792,685
Taylor Morrison Communities Inc 5.75% 1/15/2028 (d)		175,000	176,035
			7,823,260
Specialized REITs - 0.0%
SBA Communications Corp 3.125% 2/1/2029		200,000	186,059
TOTAL REAL ESTATE			20,985,397

Utilities - 1.6%
Electric Utilities - 1.0%
Clearway Energy Operating LLC 3.75% 1/15/2032 (d)		60,000	52,703
Clearway Energy Operating LLC 3.75% 2/15/2031 (d)		415,000	374,536
Clearway Energy Operating LLC 4.75% 3/15/2028 (d)		120,000	117,257
DPL Inc 4.35% 4/15/2029		35,000	33,685
Edison International 6.25% 3/15/2030		223,000	225,868
Edison International 7.875% 6/15/2054 (c)		201,000	193,387
Edison International 8.125% 6/15/2053 (c)		306,000	302,305
NRG Energy Inc 3.625% 2/15/2031 (d)		715,000	648,369
NRG Energy Inc 3.875% 2/15/2032 (d)		450,000	406,740
NRG Energy Inc 5.25% 6/15/2029 (d)		1,012,000	1,000,085
NRG Energy Inc 5.75% 7/15/2029 (d)		800,000	791,382
NRG Energy Inc 6% 2/1/2033 (d)		230,000	227,917
NRG Energy Inc 6.25% 11/1/2034 (d)		985,000	985,334
PacifiCorp 7.375% 9/15/2055 (c)		426,000	433,425
PG&E Corp 5% 7/1/2028		335,000	326,862
PG&E Corp 5.25% 7/1/2030		1,075,000	1,043,031
PG&E Corp 7.375% 3/15/2055 (c)		1,144,000	1,120,222
Vistra Operations Co LLC 4.375% 5/1/2029 (d)		950,000	918,387
Vistra Operations Co LLC 5% 7/31/2027 (d)		1,202,000	1,198,497
Vistra Operations Co LLC 5.5% 9/1/2026 (d)		95,000	95,087
Vistra Operations Co LLC 5.625% 2/15/2027 (d)		792,000	791,475
Vistra Operations Co LLC 6.875% 4/15/2032 (d)		240,000	249,682
Vistra Operations Co LLC 7.75% 10/15/2031 (d)		2,555,000	2,709,163
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (d)		395,000	396,938
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (d)		815,000	851,101
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (d)		720,000	755,276
			16,248,714
Gas Utilities - 0.1%
AmeriGas Partners LP / AmeriGas Finance Corp 5.75% 5/20/2027		140,000	137,006
AmeriGas Partners LP / AmeriGas Finance Corp 9.375% 6/1/2028 (d)		885,000	893,746
AmeriGas Partners LP / AmeriGas Finance Corp 9.5% 6/1/2030 (d)		225,000	227,261
Suburban Propane Partners LP/Suburban Energy Finance Corp 5% 6/1/2031 (d)		465,000	433,137
Suburban Propane Partners LP/Suburban Energy Finance Corp 5.875% 3/1/2027		175,000	174,612
			1,865,762
Independent Power and Renewable Electricity Producers - 0.5%
AES Corp/The 6.95% 7/15/2055 (c)		793,000	752,369
Alpha Generation LLC 6.75% 10/15/2032 (d)		810,000	825,853
Calpine Corp 4.5% 2/15/2028 (d)		425,000	416,842
Calpine Corp 4.625% 2/1/2029 (d)		120,000	116,952
Calpine Corp 5% 2/1/2031 (d)		1,810,000	1,755,424
Calpine Corp 5.125% 3/15/2028 (d)		2,304,000	2,283,974
Sunnova Energy Corp 5.875% 9/1/2026 (d)		740,000	220,150
Talen Energy Supply LLC 8.625% 6/1/2030 (d)		1,990,000	2,125,224
TerraForm Power Operating LLC 5% 1/31/2028 (d)		611,000	594,051
			9,090,839
Water Utilities - 0.0%
Aris Water Holdings LLC 7.25% 4/1/2030 (d)		330,000	331,784
TOTAL UTILITIES			27,537,099

TOTAL UNITED STATES			599,549,028
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd 6.875% 10/15/2027 (d)		295,000	291,372
First Quantum Minerals Ltd 8% 3/1/2033 (d)		640,000	635,101
First Quantum Minerals Ltd 8.625% 6/1/2031 (d)		225,000	228,093
First Quantum Minerals Ltd 9.375% 3/1/2029 (d)		1,115,000	1,170,750

TOTAL ZAMBIA			2,325,316
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $689,419,446)			689,192,550

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
JAMAICA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Digicel Ltd (g)(j)	19,744	220,343
UNITED STATES - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Qwest Corp 6.75%	5,297	98,603
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $424,411)		318,946

Preferred Securities - 1.0%
	Principal Amount (a)	Value ($)
UNITED KINGDOM - 0.1%
Financials - 0.1%
Banks - 0.1%
Barclays PLC 7.625% (c)(s)	1,360,000	1,345,537
HSBC Holdings PLC 7.05% (c)(s)	250,000	250,022

TOTAL UNITED KINGDOM		1,595,559
UNITED STATES - 0.9%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Energy Transfer LP 6.625% (c)(s)	265,000	265,991
Energy Transfer LP Series G, 7.125% (c)(s)	625,000	629,744
Mesquite Energy Inc 7.25% (h)(s)	3,242,000	32,420
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.6979% (b)(c)(s)	781,000	778,894
Venture Global LNG Inc 9% (c)(d)(s)	3,880,000	3,719,284
		5,426,333
Financials - 0.1%
Banks - 0.1%
BW Real Estate Inc 9.5% (c)(d)(s)	325,000	330,064
Citigroup Inc 3.875% (c)(s)	487,000	477,771
Citigroup Inc 6.75% (c)(s)	150,000	148,858
Citigroup Inc 6.95% (c)(s)	105,000	106,231
Wells Fargo & Co 6.85% (c)(s)	120,000	125,073
		1,187,997
Capital Markets - 0.0%
Goldman Sachs Group Inc/The 6.85% (c)(s)	130,000	134,208
Consumer Finance - 0.0%
Ally Financial Inc 4.7% (c)(s)	335,000	293,341
Ally Financial Inc 4.7% (c)(s)	280,000	265,145
Capital One Financial Corp 3.95% (c)(s)	245,000	240,197
		798,683
Insurance - 0.0%
Alliant Holdings LP 10.5% (c)(g)(s)	90,489	91,867
TOTAL FINANCIALS		2,212,755

Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Air Lease Corp 4.125% (c)(s)	380,000	369,424
Aircastle Ltd 5.25% (c)(d)(s)	545,000	547,105
		916,529
Utilities - 0.4%
Electric Utilities - 0.1%
Edison International 5% (c)(s)	81,000	73,137
NRG Energy Inc 10.25% (c)(d)(s)	1,026,000	1,151,982
		1,225,119
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp 7% (c)(d)(s)	1,125,000	1,177,302
Vistra Corp 8% (c)(d)(s)	2,010,000	2,083,536
Vistra Corp 8.875% (c)(d)(s)	2,520,000	2,791,459
		6,052,297
TOTAL UTILITIES		7,277,416

TOTAL UNITED STATES		15,833,033
TOTAL PREFERRED SECURITIES (Cost $20,211,586)		17,428,592

U.S. Treasury Obligations - 1.1%
	Yield (%) (t)	Principal Amount (a)	Value ($)
US Treasury Notes 2.625% 5/31/2027 (w)(x)	3.21	1,530,000	1,492,348
US Treasury Notes 3.75% 5/31/2030	4.01	182,000	180,101
US Treasury Notes 4% 2/15/2034	4.24 to 4.44	2,588,000	2,528,658
US Treasury Notes 4.125% 10/31/2026	4.32	2,925,000	2,928,428
US Treasury Notes 4.125% 11/15/2027	4.24	400,000	402,219
US Treasury Notes 4.125% 2/28/2027 (x)	3.81	5,600,000	5,615,531
US Treasury Notes 4.25% 12/31/2026	4.31	1,100,000	1,104,168
US Treasury Notes 4.625% 2/15/2035	4.38	4,225,000	4,302,975
TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,569,363)			18,554,428

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (u)	4.32	5,441,976	5,443,065
State Street Institutional U.S. Government Money Market Fund Premier Class (v)	4.27	7,055,958	7,055,958
TOTAL MONEY MARKET FUNDS (Cost $12,498,875)			12,499,023

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $1,707,852,184)	1,757,278,588
NET OTHER ASSETS (LIABILITIES) - 0.2% (y)	2,784,281
NET ASSETS - 100.0%	1,760,062,869

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	45	Sep 2025	4,990,781	35,353	35,353
CBOT 2 Year US Treasury Note Contracts (United States)	25	Sep 2025	5,187,891	4,868	4,868
CBOT 5 Year US Treasury Note Contracts (United States)	112	Sep 2025	12,130,125	62,145	62,145
CBOT US Treasury Long Bond Contracts (United States)	4	Sep 2025	452,500	5,486	5,486

TOTAL FUTURES CONTRACTS					107,852
The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

USD	506,911	EUR	450,000	Barclays Bank PLC	8/22/25	(6,818)
USD	3,862,206	EUR	3,433,518	Goldman Sachs International	8/22/25	(57,566)
USD	330,729	GBP	245,000	Citibank NA	7/25/25	552
USD	1,027,513	GBP	767,861	Deutsche Bank AG	7/25/25	(7,304)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(71,136)
Unrealized Appreciation						552
Unrealized Depreciation						(71,688)

Credit Default Swaps
Underlying Reference	Rating(4)	Maturity Date	Clearinghouse / Counterparty(1)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(5)(3)	Value ($)(4)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
Sell Protection
5Y Cdx NA Hy Series 44 Index	NR	Jun 2030	ICE	5%	Quarterly	8,356,000	383,897	0	383,897

(1)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(5)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Currency Abbreviations
EUR	-	European Monetary Unit (Euro)
GBP	-	United Kingdom Pound
USD	-	United States Dollar

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $613,098,031 or 34.8% of net assets.

(e)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(f)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(g)	Level 3 security
(h)	Non-income producing - Security is in default.
(i)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $213,992 and $206,493, respectively.

(j)	Non-income producing
(k)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,659,157 or 0.2% of net assets.

(l)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(m)	Affiliated Fund
(n)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $3,728,315 or 0.2% of net assets.

(o)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(p)	Principal Only Strips represent the right to receive the monthly principal payments.
(q)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(r)	A portion of the security sold on a delayed delivery basis.
(s)	Security is perpetual in nature with no stated maturity date.
(t)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(u)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(v)	The rate quoted is the annualized seven-day yield of the fund at period end.
(w)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $601,728.
(x)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $1,107,190.
(y)	Includes $130,000 of cash collateral segregated for over the counter (OTC) derivatives.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
TPC Group Inc	12/16/22	1,375,816

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,381,011	25,725,166	23,663,112	55,193	-	-	5,443,065	5,441,976	0.0%
Total	3,381,011	25,725,166	23,663,112	55,193	-	-	5,443,065

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Capital & Income Fund	177,581,108	39,073,943	5,960,035	2,186,617	(20,017)	740,878	211,415,877	20,767,768
	177,581,108	39,073,943	5,960,035	2,186,617	(20,017)	740,878	211,415,877

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Convertible Corporate Bonds, Municipal Securities, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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